FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                      Franklin Investors Securities Trust
                      -----------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.


FRANKLIN INVESTORS SECURITIES TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ....................   3

Franklin Convertible Securities Fund ...................................   5

Franklin Equity Income Fund ............................................   9

Franklin Floating Rate Daily Access Fund ...............................  13

Franklin Limited Maturity U.S. Government Securities Fund ..............  29

Franklin Low Duration Total Return Fund ................................  31

Franklin Real Return Fund ..............................................  33

Franklin Total Return Fund .............................................  37

Notes to Statements of Investments .....................................  49

U.S. Government Adjustable Rate Mortgage Portfolio .....................  51


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUND (COST $642,446,431) 100.4%
U.S. Government Adjustable Rate Mortgage Portfolio ...........................................      66,822,964     $  604,747,829
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES (.4)%..........................................................                         (2,513,269)
                                                                                                                   --------------
NET ASSETS 100.0%.............................................................................                     $  602,234,560
                                                                                                                   ==============


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3
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4 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                   SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 3.2%
    DISTRIBUTION SERVICES 1.4%
    AmerisourceBergen Corp. ..............................................................         160,472     $    9,352,308
                                                                                                               --------------

    HEALTH SERVICES 1.5%
 (a)Wellpoint Inc. .......................................................................          79,800          9,695,700
                                                                                                               --------------

    PROCESS INDUSTRIES .3%
 (a)HMP Equity Holdings Corp., wts., 144A, 5/15/11 .......................................           3,800          1,700,500
                                                                                                               --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $15,546,272)...................................                         20,748,508
                                                                                                               --------------

    CONVERTIBLE PREFERRED STOCKS 40.2%
    COMMERCIAL SERVICES .5%
    Interpublic Group of Cos. Inc., 5.375%, cvt. pfd. ....................................          65,000          3,127,150
                                                                                                               --------------

    COMMUNICATIONS .7%
    ALLTEL Corp., 7.75%, cvt. pfd. .......................................................          90,000          4,522,500
                                                                                                               --------------

    CONSUMER DURABLES 3.6%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ....................................         340,000         16,993,200
    General Motors Corp., 6.25%, cvt. pfd. ...............................................         235,000          5,929,050
                                                                                                               --------------
                                                                                                                   22,922,250
                                                                                                               --------------

    CONSUMER NON-DURABLES 1.2%
    Constellation Brands Inc., 5.75%, cvt. pfd. ..........................................         191,800          7,815,850
                                                                                                               --------------

    DISTRIBUTION SERVICES .6%
    McKesson Financing Trust, 5.00%, cvt. pfd. ...........................................          75,000          3,928,125
                                                                                                               --------------

    ELECTRONIC TECHNOLOGY .8%
    Northrop Grumman Corp., 7.00%, cvt. pfd., B ..........................................          40,000          5,244,000
                                                                                                               --------------

    ENERGY MINERALS 3.1%
    Arch Coal Inc., 5.00%, cvt. pfd. .....................................................         100,000          9,262,500
    NRG Energy Inc., 4.00%, cvt. pfd., 144A ..............................................          10,000         10,676,000
                                                                                                               --------------
                                                                                                                   19,938,500
                                                                                                               --------------

    FINANCE 12.7%
    Capital One Financial Corp., 6.25%, cvt. pfd. ........................................         100,000          5,325,000
    Chubb Corp., 7.00%, cvt. pfd. ........................................................         150,000          4,215,000
    Commerce Capital Trust II, 5.95%, cvt. pfd. ..........................................         145,000          8,645,625
    Conseco Inc., 5.50%, cvt. pfd. .......................................................         225,000          5,737,500
    Fannie Mae, 5.375%, cvt. pfd. ........................................................             140         14,490,000
    Hartford Financial Service Group Inc., 6.00%, cvt. pfd. ..............................          75,000          4,654,500
    PMI Group Inc., 5.875%, cvt. pfd. ....................................................         270,000          6,952,500
    Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ................         300,000          6,930,000
    Unumprovident Corp., 8.25%, cvt. pfd. ................................................         400,000         11,761,200
    Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ...........................          60,000          3,270,000
    Washington Mutual Inc., 5.375%, cvt. pfd. ............................................          20,000          1,087,760
    XL Capital Ltd., 6.50%, cvt. pfd. ....................................................         320,000          7,778,560
                                                                                                               --------------
                                                                                                                   80,847,645
                                                                                                               --------------


                                         Quarterly Statements of Investments | 5

FRANKLIN INVESTORS SECURITIES TRUST

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                         SHARES            VALUE
    -------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS (CONT.)
    INDUSTRIAL SERVICES 2.4%
    Allied Waste Industries Inc., 6.25%, cvt. pfd. .......................................         164,700     $    7,910,541
    Williams Cos. Inc., 5.50%, cvt. pfd. .................................................          40,000          3,445,000
    Williams Cos. Inc., 5.50%, cvt. pfd., 144A ...........................................          41,000          3,531,125
                                                                                                               --------------
                                                                                                                   14,886,666
                                                                                                               --------------

    PROCESS INDUSTRIES 3.3%
    Celanese Corp., 4.25%, cvt. pfd. .....................................................         300,000          7,620,000
    International Paper Co., 5.25%, cvt. pfd. ............................................          75,000          3,750,000
    Temple Inland Inc., 7.50%, cvt. pfd. .................................................         185,000          9,888,250
                                                                                                               --------------
                                                                                                                   21,258,250
                                                                                                               --------------

    REAL ESTATE INVESTMENT TRUSTS 4.3%
    Citigroup Global Markets into Regency, 2.00%, cvt. pfd. ..............................         105,000          4,454,205
    Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ...................................          52,595          1,339,595
    Host Marriott Corp., 6.75%, cvt. pfd. ................................................         182,800         10,043,946
    Simon Property Group Inc., 6.00%, cvt. pfd. ..........................................         200,000         11,358,000
                                                                                                               --------------
                                                                                                                   27,195,746
                                                                                                               --------------

    RETAIL TRADE 1.2%
    Toys R Us Inc., 6.25%, cvt. pfd. .....................................................         144,000          7,704,000
                                                                                                               --------------

    UTILITIES 5.8%
    Aquila Inc., 6.75%, cvt. pfd. ........................................................         306,300         10,460,145
    CMS Energy Corp., 4.50%, cvt. pfd. ...................................................         100,000          6,400,000
    DTE Energy Co., 8.75%, cvt. pfd. .....................................................         200,000          5,268,000
    FPL Group Inc., 8.50%, cvt. pfd. .....................................................          85,000          5,332,050
    Sempra Energy, 8.50%, cvt. pfd. ......................................................         300,000          9,256,200
                                                                                                               --------------
                                                                                                                   36,716,395
                                                                                                               --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $232,436,407)................................                        256,107,077
                                                                                                               --------------

                                                                                            ----------------
                                                                                            PRINCIPAL AMOUNT
                                                                                            ----------------
    CONVERTIBLE BONDS 51.3%
    COMMERCIAL SERVICES 1.8%
    Grey Global Group Inc., cvt., sub. bond, 144A, 5.00%, 10/15/33 .......................    $  6,000,000          7,485,000
    Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23 ..............       3,000,000          3,851,250
                                                                                                               --------------
                                                                                                                   11,336,250
                                                                                                               --------------

    COMMUNICATIONS 2.0%
    NII Holdings Inc., cvt., senior note, 144A, 3.50%, 9/15/33 ...........................       6,000,000         12,750,000
                                                                                                               --------------

    CONSUMER DURABLES .8%
    K2 Inc., cvt., 144A, 5.00%, 6/15/10 ..................................................       4,000,000          5,306,600
                                                                                                               --------------


6 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                    PRINCIPAL AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    CONSUMER SERVICES 8.1%
 (b)Adelphia Communications Corp., cvt., junior sub. note, 6.00%, 2/15/06 ................    $ 11,250,000     $    1,462,500
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 (Panama) ...........................       8,000,000         12,120,000
    Fairmont Hotels & Resorts Inc., cvt., senior note, 144A, 3.75%, 12/01/23
      (Canada) ...........................................................................       5,000,000          5,350,000
    Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 ................      10,000,000          9,350,000
    Six Flags Inc., cvt., 4.50%, 5/15/15 .................................................      10,000,000          9,825,000
    Tyco International Group SA, cvt., senior deb., 2.75%, 1/15/18 (Luxembourg) ..........       3,000,000          4,807,500
    Tyco International Group SA, cvt., senior deb., 144A, 2.75%, 1/15/18 (Luxembourg) ....       5,500,000          8,813,750
                                                                                                               --------------
                                                                                                                   51,728,750
                                                                                                               --------------

    ELECTRONIC TECHNOLOGY 1.1%
    Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 .................       8,000,000          7,200,000
                                                                                                               --------------

    FINANCE 8.6%
    CapitalSource Inc., cvt., senior note, 3.50%, 7/15/34 ................................       2,500,000          2,553,125
    CapitalSource Inc., cvt., senior note, 144A, 3.50%, 7/15/34 ..........................       8,000,000          8,170,000
    Countrywide Financial Corp., cvt., senior note, zero cpn., 2/08/31 ...................       6,000,000         10,380,000
    GATX Corp., cvt., 144A, senior note, 5.00%, 8/15/23 ..................................       3,000,000          4,132,500
    Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14 ......................       3,600,000          3,816,000
    Leucadia National Corp., cvt., senior sub. note, 144A, 3.75%, 4/15/14 ................       7,500,000          7,950,000
    NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06 ......................................       5,000,000          5,050,000
    Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 .........................       9,000,000         12,600,000
                                                                                                               --------------
                                                                                                                   54,651,625
                                                                                                               --------------

    HEALTH SERVICES 4.2%
    LifePoint Hospitals Holding, cvt., sub. note, 4.50%, 6/01/09 .........................       2,500,000          2,556,250
    Pacificare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 .....................       2,000,000          5,942,500
    Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 .......................       3,000,000          9,142,500
    Universal Health Services Inc., cvt., .426%, 6/23/20 .................................      15,500,000          8,931,875
                                                                                                               --------------
                                                                                                                   26,573,125
                                                                                                               --------------

    HEALTH TECHNOLOGY 11.0%
    Alpharma Inc., cvt., senior sub. note, 3.00%, 6/01/06 ................................       4,000,000          5,000,000
    Alza Corp., cvt., sub. deb., zero cpn., 7/28/20 ......................................      10,000,000          8,937,500
    Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 ................................       3,500,000          9,205,000
    Celgene Corp., cvt., senior note, 1.75%, 6/01/08 .....................................       8,000,000         10,500,000
    InterMune Inc., cvt., senior note, .25%, 3/01/11 .....................................       8,000,000          6,460,000
    IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ...................................       5,000,000          5,018,750
    Medarex Inc., cvt., senior note, 144A, 2.25%, 5/15/11 ................................       5,000,000          5,006,250
    MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11, zero cpn.
      thereafter, 3/02/24 ................................................................      10,000,000          7,375,000
    NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 ....................       7,000,000          6,396,250
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ............................       5,150,000          6,321,625
                                                                                                               --------------
                                                                                                                   70,220,375
                                                                                                               --------------


                                         QUARTERLY STATEMENTS OF INVESTMENTS | 7

FRANKLIN INVESTORS SECURITIES TRUST

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                                    PRINCIPAL AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    PROCESS INDUSTRIES 2.1%
    Bunge Ltd., cvt., senior note, 3.75%, 11/15/22 .......................................    $  5,000,000     $    8,887,500
    HMP Equity Holdings Corp., senior disc. note, zero cpn., 5/15/08 .....................       6,500,000          4,371,250
                                                                                                               --------------
                                                                                                                   13,258,750
                                                                                                               --------------

    PRODUCER MANUFACTURING 1.1%
    Lennox International Inc., cvt., junior sub. note, 6.25%, 6/01/09 ....................       5,500,000          6,840,625
                                                                                                               --------------

    RETAIL TRADE 5.0%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ...................................      10,000,000         10,375,000
    Gap Inc., cvt., senior note, 5.75%, 3/15/09 ..........................................       4,500,000          6,187,500
    Gap Inc., cvt., senior note, 144A, 5.75%, 3/15/09 ....................................       3,500,000          4,812,500
    Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 ..............................      11,000,000         10,362,000
                                                                                                               --------------
                                                                                                                   31,737,000
                                                                                                               --------------

    TECHNOLOGY SERVICES 1.6%
    Bearingpoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ............................      10,000,000         10,375,000
                                                                                                               --------------

    UTILITIES 3.9%
    CMS Energy Corp., cvt., 2.875%, 12/01/24 .............................................       6,000,000          5,998,302
    Dynegy Inc., cvt., 144A, 4.75%, 8/15/23 ..............................................       5,000,000          6,912,500
    Reliant Resources Inc., cvt., senior sub. bond, 144A, 5.00%, 8/15/10 .................       5,000,000          7,638,550
    Sierra Pacific Resources Co., cvt., senior note, 144A, 7.25%, 2/14/10 ................       2,000,000          4,687,500
                                                                                                               --------------
                                                                                                                   25,236,852
                                                                                                               --------------
    TOTAL CONVERTIBLE BONDS (COST $284,562,171)...........................................                        327,214,952
                                                                                                               --------------
    TOTAL LONG TERM INVESTMENTS (COST $532,544,850).......................................                        604,070,537
                                                                                                               --------------


                                                                                              ------------
                                                                                                 SHARES
                                                                                              ------------
    SHORT TERM INVESTMENT (COST $28,561,920) 4.5%
    MONEY FUND
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ........................      28,561,920         28,561,920
                                                                                                               --------------

    TOTAL INVESTMENTS (COST $561,106,770) 99.2%...........................................                        632,632,457
    OTHER ASSETS, LESS LIABILITIES .8%....................................................                          5,084,533
                                                                                                               --------------

    NET ASSETS 100.0%.....................................................................                     $  637,716,990
                                                                                                               --------------

(a)   Non-income producing.

(b)   Defaulted security.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                            COUNTRY           SHARES              VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.6%
    COMMERCIAL SERVICES 3.0%
    Dex Media Inc. ..................................................    United States           385,500    $     9,016,845
    R.R. Donnelley & Sons Co. .......................................    United States           540,200         18,069,690
                                                                                                            ---------------
                                                                                                                 27,086,535
                                                                                                            ---------------

    COMMUNICATIONS 6.8%
    Alltel Corp. ....................................................   United States            165,400          9,103,616
    BellSouth Corp. .................................................   United States            486,000         12,752,640
    Citizens Communications Co. .....................................   United States            169,300          2,283,857
    SBC Communications Inc. .........................................   United States            748,500         17,784,360
    Telus Corp. .....................................................       Canada                63,700          1,848,758
    Telus Corp., non-voting .........................................       Canada                44,100          1,234,800
    Verizon Communications Inc. .....................................   United States            467,750         16,647,223
                                                                                                            ---------------
                                                                                                                 61,655,254
                                                                                                            ---------------

    CONSUMER NON-DURABLES 6.9%
    Altria Group Inc. ...............................................   United States            307,900         19,653,257
    British American Tobacco PLC ....................................   United Kingdom           535,600          9,281,272
    Coca-Cola Co. ...................................................   United States            266,000         11,036,340
    General Mills Inc. ..............................................   United States            107,400          5,691,126
    Kimberly-Clark Corp. ............................................   United States            102,900          6,740,979
    Unilever NV, N.Y. shs ...........................................    Netherlands             162,900         10,638,999
                                                                                                            ---------------
                                                                                                                 63,041,973
                                                                                                            ---------------

    CONSUMER SERVICES 2.4%
    Dow Jones & Co. Inc. ............................................   United States            215,600          8,218,672
    Viacom Inc., B ..................................................   United States            242,700          9,062,418
    The Walt Disney Co. .............................................   United States            160,800          4,603,704
                                                                                                            ---------------
                                                                                                                 21,884,794
                                                                                                            ---------------

    ELECTRONIC TECHNOLOGY 6.4%
    Diebold Inc. ....................................................   United States             41,700          2,245,128
    Hewlett-Packard Co. .............................................   United States            384,100          7,524,519
    Lockheed Martin Corp. ...........................................   United States            119,600          6,914,076
    Nokia Corp., ADR ................................................      Finland               623,500          9,527,080
    Raytheon Co. ....................................................   United States            425,100         15,898,740
    Rockwell Automation Inc. ........................................   United States            281,900         15,969,635
                                                                                                            ---------------
                                                                                                                 58,079,178
                                                                                                            ---------------

    ENERGY MINERALS 11.5%
    BP PLC, ADR .....................................................   United Kingdom           156,200          9,312,644
    ChevronTexaco Corp. .............................................   United States            533,920         29,045,248
    ExxonMobil Corp. ................................................   United States            695,334         35,879,234
    Kerr-McGee Corp. ................................................   United States            149,800          9,250,150
    Shell Transport & Trading Co. PLC, ADR ..........................   United Kingdom           402,100         21,222,838
                                                                                                            ---------------
                                                                                                                104,710,114
                                                                                                            ---------------

    FINANCE 24.8%
    Bank of America Corp. ...........................................   United States            811,306         37,620,259
    Citigroup Inc. ..................................................   United States            854,700         41,923,035


                                         Quarterly Statements of Investments | 9

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                            COUNTRY           SHARES              VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE (CONT.)
    Fannie Mae ......................................................   United States             90,900    $     5,870,322
    Fifth Third Bancorp .............................................   United States            240,700         11,185,329
    JPMorgan Chase & Co. ............................................   United States            525,750         19,626,248
    Montpelier Re Holdings Ltd. .....................................      Bermuda               121,900          4,565,155
    Morgan Stanley ..................................................   United States            272,100         15,226,716
    Old Republic International Corp. ................................   United States            345,100          8,006,320
    Prudential Financial Inc. .......................................   United States             81,852          4,412,641
    St. Paul Travelers Cos. Inc. ....................................   United States            383,500         14,396,590
    U.S. Bancorp ....................................................   United States            520,000         15,626,000
    Wachovia Corp. ..................................................   United States            259,500         14,233,575
    Washington Mutual Inc. ..........................................   United States            334,700         13,505,145
    Wells Fargo & Co. ...............................................   United States            299,800         18,377,740
                                                                                                            ---------------
                                                                                                                224,575,075
                                                                                                            ---------------

    HEALTH TECHNOLOGY 6.7%
    Bristol-Myers Squibb Co. ........................................   United States            257,200          6,028,768
    GlaxoSmithKline PLC, ADR ........................................   United Kingdom           250,300         11,155,871
    Hillenbrand Industries Inc. .....................................   United States             88,800          4,824,504
    Merck & Co. Inc. ................................................   United States            437,000         12,257,850
    Pall Corp. ......................................................   United States            235,000          6,328,550
    Pfizer Inc. .....................................................   United States            517,500         12,502,800
    Wyeth ...........................................................   United States            182,700          7,240,401
                                                                                                            ---------------
                                                                                                                 60,338,744
                                                                                                            ---------------

    INDUSTRIAL SERVICES .8%
    Waste Management Inc. ...........................................   United States            243,900          7,073,100
                                                                                                            ---------------

    NON-ENERGY MINERALS 1.2%
    Alcoa Inc. ......................................................   United States            382,800         11,296,428
                                                                                                            ---------------

    PROCESS INDUSTRIES 4.0%
    Cabot Corp. .....................................................   United States            126,800          4,438,000
    Dow Chemical Co. ................................................   United States            304,100         15,113,770
    E.I. du Pont de Nemours & Co. ...................................   United States            199,200          9,473,952
    Lyondell Chemical Co. ...........................................   United States            236,300          6,951,946
                                                                                                            ---------------
                                                                                                                 35,977,668
                                                                                                            ---------------

    PRODUCER MANUFACTURING 9.0%
    3M Co. ..........................................................   United States            133,700         11,278,932
    General Electric Co. ............................................   United States          1,107,200         40,003,136
    Honeywell International Inc. ....................................   United States            345,300         12,423,894
    PACCAR Inc. .....................................................   United States             94,700          6,691,502
    Pitney Bowes Inc. ...............................................   United States            249,400         11,158,156
                                                                                                            ---------------
                                                                                                                 81,555,620
                                                                                                            ---------------

    REAL ESTATE INVESTMENT TRUSTS .9%
    iStar Financial Inc. ............................................   United States            204,000          8,537,400
                                                                                                            ---------------


10 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN EQUITY INCOME FUND                                            COUNTRY           SHARES              VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TECHNOLOGY SERVICES 2.7%
    Automatic Data Processing Inc. ..................................   United States            157,600    $     6,852,448
    Microsoft Corp. .................................................   United States            508,300         13,358,124
    Paychex Inc. ....................................................   United States            141,200          4,305,188
                                                                                                            ---------------
                                                                                                                 24,515,760
                                                                                                            ---------------

    TRANSPORTATION .7%
    Union Pacific Corp. .............................................   United States            105,600          6,293,760
                                                                                                            ---------------

    UTILITIES 3.8%
    Dominion Resources Inc. .........................................   United States            103,900          7,208,582
    NiSource Inc. ...................................................   United States            619,100         14,177,390
    PPL Corp. .......................................................   United States            101,400          5,475,600
    Scottish Power PLC ..............................................   United Kingdom           924,700          7,341,377
                                                                                                            ---------------
                                                                                                                 34,202,949
                                                                                                            ---------------
    TOTAL COMMON STOCKS (COST $700,722,842).........................                                            830,824,352
                                                                                                            ---------------
    CONVERTIBLE PREFERRED STOCKS 3.1%
    CONSUMER DURABLES .9%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...............   United States            164,900          8,241,702
                                                                                                            ---------------

    FINANCE 1.7%
    Capital One Financial Corp., 6.25%, cvt. pfd. ...................   United States             76,400          4,068,300
    Fannie Mae, 5.375%, cvt. pfd. ...................................   United States                115         11,902,500
                                                                                                            ---------------
                                                                                                                 15,970,800
                                                                                                            ---------------

    HEALTH TECHNOLOGY .5%
    Schering-Plough Corp., 6.00%, cvt. pfd. .........................   United States             87,200          4,499,520
                                                                                                            ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $27,348,496)............                                            28,712,022
                                                                                                            ---------------
    TOTAL LONG TERM INVESTMENTS (COST $728,071,338)..................                                           859,536,374
                                                                                                            ---------------

    SHORT TERM INVESTMENTS (COST $45,076,643) 5.0%
    MONEY FUND
 (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ...   United States         45,076,643         45,076,643
                                                                                                            ---------------
    TOTAL INVESTMENTS (COST $773,147,981) 99.7%......................                                           904,613,017
    OTHER ASSETS, LESS LIABILITIES .3%...............................                                             2,320,982
                                                                                                            ---------------

    NET ASSETS 100.0%................................................                                       $   906,933,999
                                                                                                            ===============

See glossary of terms on page 48.

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

                      This page intentionally left blank.


12 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                COUNTRY      PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------------------------------------------------------------------------------
    BONDS .6%
    BROADCASTING .4%
    Paxson Communications Corp., senior secured note, 144A, FRN,
      5.41%, 1/15/10 ................................................   United States    $     4,000,000    $     4,060,000
                                                                                                            ---------------

    STEEL .2%
    Ispat Inland ULC, senior secured note, FRN, 9.31%, 4/01/10 ......   United States          2,000,000          2,205,000
                                                                                                            ---------------
    TOTAL BONDS (COST $6,026,169)....................................                                             6,265,000
                                                                                                            ---------------

    SENIOR FLOATING RATE INTERESTS 89.4%
    ADVERTISING/MARKETING SERVICES 1.2%
    Adams Outdoor Advertising Inc., Term Loan, 4.92% 10/05/11 .......   United States          3,980,000          4,037,212
    Lamar Media Corp., Term Loan D, 4.063%, 6/30/10 .................   United States          8,707,037          8,815,875
                                                                                                            ---------------
                                                                                                                 12,853,087
                                                                                                            ---------------

    AEROSPACE & DEFENSE 2.4%
    ARINC Inc., Term Loan, 4.78%, 2/24/11 ...........................   United States            992,500          1,007,387
    CACI International Inc., Term Loan B, 3.95%, 4/23/11 ............   United States          3,473,750          3,519,343
    DRS Technologies Inc., Term Loan B, 3.74 - 4.39%, 11/04/10 ......   United States          5,203,336          5,256,998
    ILC Industries Inc.,
      First Lien Term Loan, 5.40%, 8/04/10 ..........................   United States            990,000          1,007,345
      Second Lien Term Loan, 8.15%, 2/05/11 .........................   United States            500,000            505,850
    K&F Acquisition Inc., Term Loan B, 4.95 - 6.75%, 11/18/12 .......   United States            975,000            991,860
    MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 4.92%,
      8/27/10 .......................................................   United States          5,044,586          5,113,949
    Standard Aero Holdings Inc., Term Loan B, 4.969 - 5.05%,
      8/24/12 .......................................................   United States          1,052,308          1,069,079
    Titan Corp., Term Loan B, 5.37 - 7.25%, 6/30/09 .................   United States            975,000            989,016
    TransDigm Inc., Term Loan B, 4.67%, 7/22/10 .....................   United States            990,019          1,004,560
    Vought Aircraft Industries Inc., Term Loan B, 5.08%, 12/22/11 ...   United States          5,000,000          5,081,250
                                                                                                            ---------------
                                                                                                                 25,546,637
                                                                                                            ---------------

    AIRLINES .3%
    American Airlines Inc., Term Loan B, 7.79 - 8.12%, 12/31/10 .....   United States          1,000,000          1,013,438
    Northwest Airlines Inc., Term Loan B, 9.10%, 11/23/10 ...........   United States          2,000,000          2,046,000
                                                                                                            ---------------
                                                                                                                  3,059,438
                                                                                                            ---------------

    ALUMINUM 1.2%
 (a)Novelis Corp., U.S. Term Loan, 4.125%, 12/30/11 .................   United States          7,678,846          7,748,171
 (a)Novelis Inc., CAD Term Loan, 4.125%, 12/30/11 ...................      Canada              4,421,154          4,462,297
                                                                                                            ---------------
                                                                                                                 12,210,468
                                                                                                            ---------------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.8%
    Accuride Corp., Term Loan B, 4.875%, 1/31/12 ....................   United States          2,000,000         2,020,834
    Cooper Standard Automotive Inc.,
      Term Loan B, 4.75%, 12/23/11 ..................................   United States          2,875,000         2,906,145
      Term Loan C, 4.75%, 12/23/11 ..................................   United States          4,625,000         4,675,102
    Dayco Products LLC, Term Loan B, 5.12 - 5.77%, 6/18/11 ..........   United States          3,980,000         4,044,675
    EaglePicher Inc., Term Loan B, 5.46%, 8/07/09 ...................   United States          1,513,557         1,518,918


                                        Quarterly Statements of Investments | 13

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                       COUNTRY      PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
    Exide Technologies,
      USD EURO Borrower, 5.875 - 6.125%, 5/04/10 ............................   United States   $        500,000   $      487,500
      USD US Borrower, 5.875 - 6.125%, 5/04/10 ..............................   United States            500,000          487,500
    GenCorp Inc.,
      L/C Term Loan, 5.58%, 11/30/10 ........................................   United States            750,000          761,719
      Term Loan B, 5.58%, 11/30/10 ..........................................   United States            250,000          254,531
    Grand Vehicle Works, Term Loan B, 5.56 - 5.58%, 7/23/10 .................   United States          2,487,500        2,437,750
    Hayes Lemmerz, Term Loan, 5.92 - 6.69%, 6/03/09 .........................   United States          1,898,889        1,930,087
    Hilite International Inc., Term Loan B, 6.72 - 6.986%, 3/31/09 ..........   United States            782,697          785,374
    Key Plastics LLC and Key Safety Inc.,
      First Lien Term Loan, 4.78 - 5.09%, 7/31/10 ...........................   United States          2,636,445        2,682,583
      Term Loan C, 8.15 - 8.33%, 7/31/11 ....................................   United States          1,000,000        1,007,500
    Plastech Engineered Products Inc., First Lien Term Loan, 5.31%, 3/11/10 .   United States            968,966          975,627
    Progressive Moulded Products, Term Loan B, 4.844 - 5.23%, 8/13/11 .......      Canada              3,990,000        4,002,469
    Tenneco Automotive Inc.,
      L/C Term Loan, 5.40%, 12/12/10 ........................................   United States            931,034          949,267
      Term Loan B, 5.35%, 12/12/10 ..........................................   United States          2,048,276        2,088,387
    TRW Automotive Inc.,
      Term Loan B, 4.375%, 10/31/10 .........................................   United States          2,750,000        2,758,594
      Term Loan E, 3.875%, 10/31/10 .........................................   United States          3,500,000        3,516,408
                                                                                                                   --------------
                                                                                                                       40,290,970
                                                                                                                   --------------
    AUTOMOTIVE AFTERMARKET .5%
    Affinia Group Inc., Term Loan B, 5.44%, 11/30/11 ........................   United States          4,000,000        4,068,000
    United Components Inc., Term Loan C, 4.78%, 6/30/10 .....................   United States            773,333          784,114
                                                                                                                   --------------
                                                                                                                        4,852,114
                                                                                                                   --------------

    BEVERAGES: ALCOHOLIC 1.2%
    Constellation Brands Inc., Term Loan B, 6.00%, 12/22/11 .................   United States         11,200,000       11,354,000
    Southern Wine & Spirits of America Inc., Term Loan B, 4.81%,
      7/02/08 ...............................................................   United States            987,387        1,002,425
                                                                                                                   --------------
                                                                                                                       12,356,425
                                                                                                                   --------------
    BEVERAGES: NON-ALCOHOLIC .2%
    Dr. Pepper Bottling Co. of Texas, Term Loan, 4.47 - 4.754%,
      12/18/10 ..............................................................   United States            896,610          911,852

    Sunny Delight Beverages Co., First Lien Term Loan, 6.59 - 6.79%,
      8/23/10 ...............................................................   United States          1,000,000          977,430
                                                                                                                   --------------
                                                                                                                        1,889,282
                                                                                                                   --------------

14 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY          PRINCIPAL AMOUNT     VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    BROADCASTING 4.3%
    Alliance Atlantis Communications Inc., Term Loan B, 4.294%,
      12/17/11 ...........................................................     United States       $   3,000,000   $    3,037,500
    Cumulus Media Inc.,
      Term Loan A1, 4.25%, 3/28/09 .......................................     United States           1,572,500        1,584,152
      Term Loan E, 4.25%, 3/28/10 ........................................     United States           5,735,102        5,828,298
      Term Loan F, 4.063%, 3/28/10 .......................................     United States             498,750          501,036
    Emmis Operating Co., Term Loan B, 4.17%, 11/10/11 ....................     United States           8,000,000        8,093,888
    Entravision Communications Corp.,
      Multi-Draw Term Loan, 4.31%, 2/24/12 ...............................     United States           2,000,000        2,022,084
      Term Loan B, 4.31%, 2/24/12 ........................................     United States           6,400,000        6,470,669
    Gray Television Inc., Term Loan C, 4.30 - 4.31%, 12/31/10 ............     United States           5,000,000        5,055,650
    Mission Broadcasting Inc., Term Loan D, 4.31%, 12/31/10 ..............     United States           3,217,872        3,231,950
    NEP Supershooters LP,
      First Lien Term Loan, 6.56%, 2/03/11 ...............................     United States           1,246,875        1,267,137
      Term Loan B, 3.50 - 7.75%, 2/03/11 .................................     United States           1,100,000        1,100,000
    Nexstar Finance LLC, Term Loan D, 4.31%, 12/31/10 ....................     United States           1,757,128        1,771,404
    Sinclair Broadcasting, Term Loan A, 4.33%, 6/30/09 ...................     United States           5,500,000        5,525,784
                                                                                                                   --------------
                                                                                                                       45,489,552
                                                                                                                   --------------

    BUILDING PRODUCTS 2.0%
    Atrium Cos. Inc., Term Loan, 5.20 - 5.30%, 12/15/11 ..................     United States           1,000,000        1,013,333
    Building Materials Holding Corp., Term Loan B, 5.313%,
      8/13/10 ............................................................     United States             985,000          992,388
    Headwaters Inc., Term Loan B, 5.75 - 5.92%, 4/30/11 ..................     United States           4,148,438        4,208,071
    NCI Building Systems Inc., Term Loan B, 4.39%, 6/07/10 ...............     United States           4,376,250        4,436,423
    Norcraft Cos. LP, Term Loan, 5.58%, 10/21/09 .........................     United States             611,111          615,016
    Nortek Inc., Term Loan, 4.62 - 6.75%, 8/25/11 ........................     United States           7,980,000        8,121,310
    PGT Industries Inc., First Lien Term Loan, 5.71 - 5.93%,
      2/05/10 ............................................................     United States             728,250          739,629
    Ply Gem Industries Inc., Incremental Term Loan, 4.59%,
      2/12/11 ............................................................     United States           1,000,000        1,012,500
                                                                                                                   --------------
                                                                                                                       21,138,670
                                                                                                                   --------------

    CABLE/SATELLITE TELEVISION 6.5%
    Atlantic Broadband Finance LLC, Term Loan B, 5.69%, 8/06/11 ..........     United States           1,250,000        1,275,260
    Bresnan Broadband Holdings LLC,
      Term Loan A, 5.74 - 6.48%, 3/31/10 .................................     United States           1,250,000        1,265,235
      Term Loan B, 5.94 - 6.14%, 9/30/10 .................................     United States           1,000,000        1,015,781
    Century Cable (Adelphia), Discretionary Term Loan, 7.25%,
      12/31/09 ...........................................................     United States           1,000,000          993,750
    Charter Communications Operating LLC, Term Loan B, 5.89 - 5.98%,
      4/27/11 ............................................................     United States           6,965,000        6,952,561
    DirecTV Holdings LLC, Term Loan, 4.45 - 4.48%, 3/06/10 ...............     United States           2,064,796        2,093,146
 (a)Grapeclose Ltd. (Inmarsat),
      Term Loan B, 5.502%, 10/10/10 ......................................     United Kingdom          4,333,709        4,356,924
      Term Loan C, 6.002%, 10/10/11 ......................................     United Kingdom          4,338,018        4,376,596


                                        Quarterly Statements of Investments | 15

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                     COUNTRY         PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    CABLE/SATELLITE TELEVISION (CONT.)
    Insight Midwest Holdings LLC,
      Additional Term Loan, 5.438%, 12/31/09 .............................     United States       $     990,000   $    1,006,706
      Term Loan A, 4.188%, 6/30/09 .......................................     United States           5,501,206        5,511,824
      Term Loan B, 5.438%, 12/31/09 ......................................     United States             990,000        1,006,706
    Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 4.375%,
      7/31/12 ............................................................        Bermuda                642,857          654,107
    Mediacom Broadband Inc.,
      Term Loan A,  3.90 - 4.33%, 3/31/10 ................................     United States           4,900,000        4,966,459
      Term Loan B1, 4.89 - 5.29%, 9/12/10 ................................     United States           2,985,000        3,025,486
    Mediacom LLC Group, Term Loan B, 4.47 - 5.16%, 4/01/13 ...............     United States           1,000,000        1,004,464
    New Skies Satellites B.V., Term Loan, 5.25 - 5.438%, 5/02/11 .........      Netherlands            9,250,000        9,350,205
    NTL Investment Holdings, Term Loan B, 5.204%, 5/31/12 ................     United Kingdom          8,000,000        8,080,000
    Panamsat Corp., Term Loan B, 5.25%, 8/01/11 ..........................     United States           5,458,584        5,507,133
    Persona Communications Inc., Term Loan, 5.56%, 7/30/11 ...............     United States           3,980,000        4,026,021
    Stratos Global Corp., Term Loan B, 4.81%, 11/30/10 ...................     United States           1,000,000        1,011,250
    UCA-HHC (Adelphia), Term Loan, 6.50%, 3/31/08 ........................     United States             997,500          984,532
                                                                                                                   --------------
                                                                                                                       68,464,146
                                                                                                                   --------------

    CASINOS/GAMING 1.6%
    Alliance Gaming Corp., Term Loan B, 5.65%, 8/22/09 ...................     United States           1,356,994        1,354,226
    Boyd Gaming Corp., Term Loan B, 3.92 - 4.53%, 6/30/11 ................     United States           2,487,500        2,522,482
    Global Cash Access LLC, Term Loan, 5.33%, 3/10/10 ....................     United States           1,871,154        1,902,730
    Greektown Casinos LLC, Term Loan D, 5.69 - 6.078%, 12/31/05 ..........     United States           1,805,229        1,823,281
    Isle of Capri, Term Loan B, 4.45 - 4.659%, 4/25/08 ...................     United States             822,500          826,304
    Isle of Capri Black Hawk LLC, Term Loan C, 5.16 - 5.61%,
      12/31/07 ...........................................................     United States           3,192,243        3,197,286
    Marina District Finance Co. Inc., Term Loan B, 3.93%, 10/14/11 .......     United States           5,583,333        5,640,328
                                                                                                                   --------------
                                                                                                                       17,266,637
                                                                                                                   --------------

    CATALOG/SPECIALTY DISTRIBUTION .2%
    Affinity Group Inc.,
      Term Loan B1, 5.474 - 5.53%, 6/17/09 ...............................     United States             229,694          232,278
      Term Loan B2, 5.474%, 6/17/09 ......................................     United States             574,235          580,695
    Oriental Trading Co. Inc., Term Loan B, 5.375%, 7/29/10 ..............     United States             938,187          943,269
                                                                                                                   --------------
                                                                                                                        1,756,242
                                                                                                                   --------------

    CHEMICALS: MAJOR DIVERSIFIED 1.8%
    BCP Crystal US Holdings Corp., Term Loan B, 5.06 - 5.126%,
      4/06/11 ............................................................     United States           6,036,965        6,150,158
    Huntsman International LLC, Term Loan B, 5.00%, 12/31/10 .............     United States           3,827,923        3,888,213
    Huntsman LLC, Term Loan B, 6.05%, 3/31/10 ............................     United States           1,200,000        1,221,300
    Invista Canada Co., Term Loan B2, 5.313%, 4/29/11 ....................        Canada               2,428,706        2,452,653
    Invista SARL, Term Loan B1, 5.313%, 4/29/11 ..........................      Luxembourg             5,383,059        5,483,991
                                                                                                                   --------------
                                                                                                                       19,196,315
                                                                                                                   --------------


16 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    CHEMICALS: SPECIALTY 1.1%
    Brenntag, Term Loan B2, 4.73%, 2/27/12 ...............................     United States       $   1,500,000   $    1,514,850
    Ineos Group Ltd., Term Loan C, 5.67%, 6/30/09 ........................     United States             871,752          880,170
    Nalco Co., Term Loan B, 4.52 - 4.92%, 11/04/10 .......................     United States           3,329,426        3,379,597
    Rockwood Specialties Group Inc., Term Loan D, 4.95%, 7/30/11 .........     United States           5,750,000        5,821,363
    Westlake Chemical Corp., Term Loan B, 4.45 - 4.65%, 7/31/10 ..........     United States             335,000          339,331
                                                                                                                   --------------
                                                                                                                       11,935,311
                                                                                                                   --------------

    COAL .6%
    CONSOL Energy Inc., Tranche B Credit-Linked Deposits L/C Facility,
      4.78%, 6/08/10 .....................................................     United States           2,000,000        2,027,800
    Foundation Coal, Term Loan B, 4.56 - 4.78%, 7/30/11 ..................     United States           3,194,681        3,243,799
    International Coal Group LLC, Term Loan B, 5.36%, 11/9/10 ............     United States             997,500        1,013,709
                                                                                                                   --------------
                                                                                                                        6,285,308
                                                                                                                   --------------

    COMMERCIAL PRINTING/FORMS .1%
    American Reprographics, Term Loan B, 7.25%, 6/17/09 ..................     United States             948,000          959,850
                                                                                                                   --------------

    CONSTRUCTION MATERIALS .5%
    St. Marys Cement Inc., Term Loan B, 4.56%, 12/04/09 ..................        Canada               5,464,900        5,529,795
                                                                                                                   --------------

    CONSUMER SUNDRIES .8%
    NBTY Inc., Term Loan C, 4.375%, 7/22/09 ..............................     United States             663,885          671,546
    Scotts Co.,
      Term Loan A, 3.625 - 4.063%, 9/30/10 ...............................     United States           2,487,500        2,492,681
      Term Loan B, 4.063%, 9/30/10 .......................................     United States             447,750          452,547
    United Industries Corp.,
      Second Lien Term Loan, 8.75%, 10/31/11 .............................     United States             746,250          748,116
      Term Loan B, 6.75%, 4/30/11 ........................................     United States           3,972,538        3,982,469
                                                                                                                   --------------
                                                                                                                        8,347,359
                                                                                                                   --------------

    CONTAINERS/PACKAGING 1.8%
    ACI Operations Property Ltd., Term Loan A, 4.95%, 4/01/07 ............       Australia             1,711,837        1,742,950
    Berry Plastics Corp., Term Loan C, 4.22%, 7/22/10 ....................     United States             865,251          878,590
    BWAY Corp., Term Loan B, 4.75%, 7/01/11 ..............................     United States           1,432,200        1,456,666
    Graham Packaging Co.,
      First Lien Term Loan, 5.00 - 5.125%, 10/07/11 ......................     United States           7,000,000        7,104,377
      Second Lien Term Loan, 6.813%, 4/07/12 .............................     United States             500,000          514,187
    Graphic Packaging International Corp., Term Loan C, 5.06 - 5.44%,
      8/08/10 ............................................................     United States           3,668,629        3,739,544
    Greif Brothers Corp., Term Loan B, 4.23%, 8/15/09 ....................     United States             261,733          264,787
    Kerr Group Inc., Term Loan B, 6.06 - 7.75%, 8/11/10 ..................     United States           3,050,196        3,086,036
    Owens-Brockway Glass Container Inc., Term Loan B, 5.23%,
      4/01/08 ............................................................     United States             269,973          274,866
                                                                                                                   --------------
                                                                                                                       19,062,003
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 17

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    DATA PROCESSING SERVICES .4%
    InfoUSA Inc.,
      Term Loan A, 5.06%, 3/25/09 ........................................     United States       $   1,750,000   $    1,770,213
      Term Loan B, 7.00%, 3/30/09 ........................................     United States           2,610,000        2,640,145
                                                                                                                   --------------
                                                                                                                        4,410,358
                                                                                                                   --------------

    DRUG STORE CHAINS 1.1%
    The Jean Coutu Group (PJC) Inc., Term Loan B, 4.875 - 5.00%,
      7/28/11 ............................................................        Canada               7,980,000        8,107,185
    Rite Aid Corp., Term Loan, 4.17 - 4.31%, 8/23/09 .....................     United States           3,990,000        4,023,668
                                                                                                                   --------------
                                                                                                                       12,130,853
                                                                                                                   --------------

    ELECTRIC UTILITIES 3.8%
    AES Corp., Term Loan B, 4.25 - 4.44%, 4/30/08 ........................     United States             571,431          581,312
    Calpine Corp., Second Lien Term Loan, 8.41%, 7/15/07 .................     United States           1,970,000        1,760,687
    Calpine Generating Co., First Priority Term Loan, 6.14%, 3/22/09 .....     United States           1,000,000        1,025,125
    Cogentrix Delaware Holdings Inc., Term Loan, 4.828%, 2/19/09 .........     United States           2,481,250        2,508,444
    Coleto Creek WLE LP,
      Term Loan B, 4.828%, 7/31/11 .......................................     United States           1,741,250        1,773,172
      Term Loan C, 6.23%, 7/31/12 ........................................     United States           1,000,000        1,021,667
    Dynegy Holdings Inc., Term Loan B, 6.39%, 5/27/10 ....................     United States           2,487,500        2,534,141
    Midwest Generation LLC, Term Loan, 5.47 - 5.814%, 4/27/11 ............     United States           3,229,925        3,280,392
 (a)NRG Energy Inc.,
      Credit Linked Deposit, 4.325%, 12/24/11 ............................     United States           4,865,625        4,897,252
      Term Loan B, 4.515%, 12/24/11 ......................................     United States           3,784,375        3,808,973
    Pike Electric Inc.,
      Term Loan B, 4.688%, 7/02/12 .......................................     United States           1,300,000        1,323,157
      Term Loan C, 4.75%, 12/10/12 .......................................     United States             500,000          507,813
    Quanta Services Inc., Term Loan B, 2.51 - 5.51%, 12/15/08 ............     United States           1,980,000        2,008,463
    Reliant Energy Inc., Term Loan B, 4.895 - 5.068%, 4/30/10 ............     United States           5,000,000        5,039,730
    Texas Genco LLC, First Lien Term Loan, 4.48%, 12/14/11 ...............     United States           6,546,154        6,636,163
    TNP Enterprises Inc., Term Loan, 7.568%, 12/31/06 ....................     United States             985,000        1,004,700
                                                                                                                   --------------
                                                                                                                       39,711,191
                                                                                                                   --------------

    ELECTRICAL PRODUCTS .2%
    Enersys Capital Inc., Term Loan D, 3.921 - 4.54%, 3/17/11 ............     United States           1,990,000        2,008,945
                                                                                                                   --------------

    ELECTRONICS/APPLIANCES .5%
    Directed Electronics Inc., Term Loan, 6.65 - 8.50%, 6/15/10 ..........     United States           1,943,718        1,962,549
    Juno Lighting Inc., First Lien Term Loan, 4.89 - 7.00%,
      10/21/10 ...........................................................     United States           3,517,273        3,568,449
                                                                                                                   --------------
                                                                                                                        5,530,998
                                                                                                                   --------------

    ENGINEERING & CONSTRUCTION .4%
 (a)Maxim Crane Works LP, First Lien Term Loan, 7.25%, 1/31/10 ...........     United States           1,000,000        1,017,500
    URS Corp., Term Loan B, 4.46%, 8/22/08 ...............................     United States             700,565          704,725
    Washington Group International Inc., Synthetic Term Loan, 2.478%,
      10/01/07 ...........................................................     United States           3,000,000        3,004,830
                                                                                                                   --------------
                                                                                                                        4,727,055
                                                                                                                   --------------


18 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    ENVIRONMENTAL SERVICES 1.2%
    Allied Waste North America Inc.,
      L/C Term Loan, 5.15%, 1/15/10 ......................................     United States       $   1,449,643   $    1,470,255
      Term Loan B, 4.95 - 5.24%, 1/15/10 .................................     United States           1,245,993        1,265,907
      Term Loan C, 5.24 - 5.27%, 1/15/10 .................................     United States           2,453,827        2,493,192
    Duratek Inc., Term Loan B, 6.125 - 6.75%, 12/16/09 ...................     United States           1,108,696        1,110,429
    Envirocare of Utah LLC, Term Loan B, 5.794%, 1/07/12 .................     United States           3,000,000        3,000,000
    Envirosolutions Inc.,
      Delay Draw, 7.06%, 3/01/09 .........................................     United States             698,182          698,181
      Term Loan B, 7.06%, 3/01/09 ........................................     United States           2,135,455        2,130,116
    IESI Corp., Term Loan B, 4.504 - 4.68%, 1/07/12 ......................     United States             900,000          914,625
                                                                                                                   --------------
                                                                                                                       13,082,705
                                                                                                                   --------------

    FINANCE/RENTAL/LEASING .1%
    United Rentals (North America) Inc.,
      L/C Term Loan, 2.169%, 2/11/11 .....................................     United States             166,667          169,219
      Term Loan B, 4.81%, 2/11/11 ........................................     United States             827,083          839,877
                                                                                                                   --------------
                                                                                                                        1,009,096
                                                                                                                   --------------

    FOOD DISTRIBUTORS .5%
    OSI Group LLC,
      Dutch Term Loan, 4.81%, 9/02/11 ....................................      Netherlands            1,523,958        1,546,501
      German Term Loan, 4.81%, 9/02/11 ...................................        Germany              1,219,167        1,237,201
      U.S. Term Loan, 4.81%, 9/02/11 .....................................     United States           2,743,125        2,783,701
                                                                                                                   --------------
                                                                                                                        5,567,403
                                                                                                                   --------------

    FOOD: MAJOR DIVERSIFIED 1.0%
    Dole Food Co. Inc., Term Loan D, 4.50 - 6.50%, 9/28/08 ...............     United States             158,202          160,816
    Luiginos Inc., Term Loan, 5.438 - 5.625%, 4/02/11 ....................     United States           1,626,875        1,630,942
    Pinnacle Foods Holding Corp., Term Loan B, 5.81 - 6.37%,
      11/25/10 ...........................................................     United States           8,441,225        8,403,071
                                                                                                                   --------------
                                                                                                                       10,194,829
                                                                                                                   --------------

    FOOD: MEAT/FISH/DAIRY .5%
    Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08 ......................     United States           1,146,264        1,163,125
    Michael Foods Inc., Term Loan B, 4.63 - 5.09%, 11/21/10 ..............     United States             919,293          935,380
    Pierre Foods Inc., Term Loan B, 4.48%, 6/30/10 .......................     United States           3,003,000        3,036,784
                                                                                                                   --------------
                                                                                                                        5,135,289
                                                                                                                   --------------

    FOOD: SPECIALTY/CANDY 1.0%
    Leiner Health Products Inc., Term Loan B, 5.56%, 6/09/11 .............     United States           3,980,000        4,039,700
    Meow Mix Co.,
      First Lien Term Loan, 6.81 - 7.02%, 8/21/09 ........................     United States             747,177          746,010
      Second Lien Term Loan, 9.85%, 8/21/09 ..............................     United States           1,000,000          955,000
    Nellson Neutraceuticals Inc.,
      First Lien Term Loan, 9.25%, 10/04/09 ..............................     United States           1,360,012        1,329,412
      Second Lien Term Loan, 11.75%, 4/04/10 .............................     United States             500,000          436,250


                                        Quarterly Statements of Investments | 19

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    FOOD: SPECIALTY/CANDY (CONT.)
    Otis Spunkmeyer Inc., Term Loan B, 6.375%, 6/24/11 ...................     United States       $   2,552,917   $    2,583,373
                                                                                                                   --------------
                                                                                                                       10,089,745
                                                                                                                   --------------

    FOREST PRODUCTS .2%
    Roseburg Forest Products (RLC Industries), Term Loan B, 4.078%,
      2/24/10 ............................................................     United States           2,345,357        2,352,686
                                                                                                                   --------------

    HOME FURNISHINGS 1.8%
    Knoll Inc., Term Loan, 5.40%, 10/01/11 ...............................     United States           2,767,059        2,799,018
    National Bedding Co., Term Loan B, 4.98 - 6.75%, 12/20/10 ............     United States           6,000,000        6,088,128
    Sealy Mattress Co., Term Loan C, 4.45 - 4.65%, 4/02/12 ...............     United States           5,191,727        5,269,603
    Simmons Holdings Inc., Term Loan C, 4.75 - 6.75%, 12/19/11 ...........     United States           3,958,519        4,016,246
    Tempur World Inc., Term Loan B, 4.81%, 8/15/09 .......................     United States             985,000          994,234
                                                                                                                   --------------
                                                                                                                       19,167,229
                                                                                                                   --------------

    HOME IMPROVEMENT CHAINS .4%
    Harbor Freight Tools USA Inc., Term Loan B, 4.69 - 4.91%,
      7/15/10 ............................................................     United States           3,740,625        3,754,185
                                                                                                                   --------------

    HOMEBUILDING .5%
    Associated Materials Inc., Term Loan B, 5.00 - 5.17%, 12/30/11 .......     United States             750,000          762,187
    Builders FirstSource Inc., Term Loan, 5.58%, 3/17/10 .................     United States           1,647,550        1,648,868
    CONTECH Construction Products Inc., Term Loan B, 4.94%,
      10/31/11 ...........................................................     United States           1,000,000        1,016,875
    LandSource Communities Development LLC, Term Loan B, 5.063%,
      3/31/10 ............................................................     United States           3,000,000        3,047,814
                                                                                                                   --------------
                                                                                                                        6,475,744
                                                                                                                   --------------

    HOSPITAL/NURSING MANAGEMENT 1.9%
    Ardent Health Services LLC, Term Loan B, 4.80%, 8/12/11 ..............     United States           2,992,500        3,017,751
    Beverly Enterprises Inc., Term Loan B, 4.73 - 5.42%, 10/22/08 ........     United States             987,500          999,231
    Community Health Systems Inc., Term Loan B, 4.15%, 8/19/11 ...........     United States           2,992,500        3,019,621
    Iasis Healthcare LLC, Term Loan B, 4.81%, 6/22/11 ....................     United States           3,482,500        3,536,914
    MedCath Corp., Term Loan B, 5.11 - 6.50%, 6/30/11 ....................     United States           3,184,000        3,217,830
    Triad Hospitals Inc., Term Loan B, 4.83%, 9/30/08 ....................     United States             737,622          750,120
    Vanguard Health Holding Co. II LLC,
      Delay Draw 2, 3.25 - 5.79%, 9/23/11 ................................     United States             800,000          805,000
      Term Loan B, 5.79%, 9/23/11 ........................................     United States           4,738,125        4,828,448
                                                                                                                   --------------
                                                                                                                       20,174,915
                                                                                                                   --------------

    HOTEL/RESORTS/CRUISELINES .5%
    Venetian Casino Resorts LLC, Term Loan B, 4.90%, 8/01/11 .............     United States           4,534,091        4,614,381
    Wyndham International Inc., Term Loan B, 7.188%, 6/30/06 .............     United States             807,184          812,061
                                                                                                                   --------------
                                                                                                                        5,426,442
                                                                                                                   --------------

    HOUSEHOLD/PERSONAL CARE .9%
    Holmes Group Inc., Term Loan, 5.58 - 5.73%, 11/06/10 .................     United States             995,000        1,007,438
    Jarden Corp., Term Loan B, 6.25%, 1/25/12 ............................     United States           3,000,000        3,031,071
    Prestige Brands Inc., Term Loan B, 5.294%, 6/24/11 ...................     United States           3,721,875        3,761,420


20  | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    HOUSEHOLD/PERSONAL CARE (CONT.)
    Rayovac Corp., Term Loan C, 4.78 - 8.00%, 9/30/09 ....................     United States       $     677,592   $      680,227
    Springs Industries Inc., Term Loan B, 5.313%, 12/07/10 ...............     United States           1,000,000        1,012,813
                                                                                                                   --------------
                                                                                                                        9,492,969
                                                                                                                   --------------

    INDUSTRIAL CONGLOMERATES .8%
    Invensys (BTR Dunlop),
      Bonding Facility, 5.439%, 3/05/09 ..................................     United States           1,945,920        1,965,379
      Term Loan B, 6.091%, 9/05/09 .......................................     United States           1,235,723        1,257,348
    SPX Corp., Term Loan B, 4.625%, 9/30/09 ..............................     United States           3,453,749        3,477,494
    TriMas Corp., Term Loan B, 6.188%, 12/06/09 ..........................     United States           2,209,748        2,241,169
                                                                                                                   --------------
                                                                                                                        8,941,390
                                                                                                                   --------------

    INDUSTRIAL MACHINERY 1.6%
    Bucyrus International Inc., Term Loan, 4.43 - 4.81%, 7/28/10 .........     United States             975,000          992,062
    Colfax Corp., Term Loan B, 4.813%, 11/30/11 ..........................     United States           1,500,000        1,517,500
    Dresser Inc.,
      Term Loan C, 4.97%, 4/10/09 ........................................     United States           1,621,951        1,642,226
      Unsecured Term Loan, 5.84%, 3/01/10 ................................     United States           1,250,000        1,265,625
    Dresser-Rand Group Inc., Term Loan B, 4.56%, 10/26/11 ................     United States           2,109,254        2,142,739
    Flowserve Corp., Term Loan C, 5.15 - 5.438%, 6/30/09 .................     United States             339,854          346,226
    Itron Inc., Term Loan B, 4.75 - 6.50%, 11/24/10 ......................     United States           1,216,824        1,230,006
    Mueller Group, Term Loan, 5.15%, 4/14/11 .............................     United States           3,779,817        3,824,702
    Rexnord Corp., Term Loan, 5.23 - 7.00%, 11/25/09 .....................     United States             850,000          866,643
    Sensus Metering Systems Inc., Term Loan, 4.421 - 5.403%,
      12/17/10 ...........................................................     United States           3,185,000        3,205,569
                                                                                                                   --------------
                                                                                                                       17,033,298
                                                                                                                   --------------

    INDUSTRIAL SPECIALTIES .7%
    Ionics Inc., Term Loan B, 5.31%, 2/01/11 .............................     United States           6,196,736        6,218,040
    Polypore Inc., Term Loan B, 4.828%, 11/13/11 .........................     United States           1,492,500        1,514,888
                                                                                                                   --------------
                                                                                                                        7,732,928
                                                                                                                   --------------

    INFORMATION TECHNOLOGY SERVICES 1.2%
    Relizon Co.,
      Incremental Term Loan, 5.33%, 2/20/11 ..............................     United States              88,729           89,007
      Term Loan B, 5.33 - 5.54%, 2/20/11 .................................     United States             812,833          815,373
    Transfirst Holdings, Term Loan B, 6.563%, 3/31/10 ....................     United States           2,487,500        2,504,601
    Worldspan LP, Term Loan, 6.188 - 8.00%, 6/30/07 ......................     United States             459,903          463,927
    Xerox Corp., Term Loan, 4.33%, 9/30/08 ...............................     United States           9,000,000        9,096,327
                                                                                                                   --------------
                                                                                                                       12,969,235
                                                                                                                   --------------

    INSURANCE BROKERS/SERVICES .3%
    Alliant Resources Group Inc., Term Loan B, 5.67 - 6.06%,
      8/31/11 ............................................................     United States           2,985,000        3,027,909
                                                                                                                   --------------

    INVESTMENT BANKS/BROKERS .3%
    Refco Group Ltd. LLC, Term Loan B, 5.27%, 8/05/11 ....................     United States           2,835,000        2,869,374
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 21

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    LIFE/HEALTH INSURANCE .6%
    Conseco Inc., Term Loan, 6.078%, 6/22/10 .............................     United States       $   5,760,000   $    5,882,400
                                                                                                                   --------------

    MAJOR PHARMACEUTICALS .5%
    Warner Chilcott Holdings Co.,
      Term Loan B, 5.23%, 1/18/12 ........................................      Puerto Rico            3,330,053        3,358,775
      Term Loan C, 5.23%, 1/18/12 ........................................     United States           1,341,849        1,353,422
      Term Loan D, 5.23%, 1/18/12 ........................................        Bermuda                619,896          625,243
                                                                                                                   --------------
                                                                                                                        5,337,440
                                                                                                                   --------------

    MAJOR TELECOMMUNICATIONS .4%
    Alaska Communications Systems Holdings Inc, Term Loan 6.50%,
      2/01/12 ............................................................     United States           2,000,000        2,015,000
    Consolidated Communications Inc., Term Loan B, 4.83 - 5.06%,
      10/14/11 ...........................................................     United States             993,333        1,010,096
    Qwest Corp., Term Loan A, 7.39%, 6/30/07 .............................     United States           1,000,000        1,044,196
                                                                                                                   --------------
                                                                                                                        4,069,292
                                                                                                                   --------------

    MANAGED HEALTH CARE 1.2%
    Multiplan Inc., Term Loan, 5.31%, 3/04/09 ............................     United States           2,888,889        2,932,136
    Pacificare Health Systems Inc., Term Loan B, 4.063 - 4.25%,
      12/13/10 ...........................................................     United States           9,500,000        9,543,538
                                                                                                                   --------------
                                                                                                                       12,475,674
                                                                                                                   --------------

    MARINE SHIPPING .5%
    Horizon Lines LLC, Term Loan, 5.39%, 7/07/11 .........................     United States           1,990,000        2,014,875
    Moran Transportation Co., Term Loan B, 5.06%, 8/08/09 ................     United States           1,977,443        1,994,746
    US Shipping Partners LP, Term Loan, 4.56%, 4/25/09 ...................     United States             766,346          774,968
                                                                                                                   --------------
                                                                                                                        4,784,589
                                                                                                                   --------------

    MEDIA CONGLOMERATES .1%
    Canwest Media Inc., Term Loan E, 4.70%, 5/15/09 ......................        Canada                 999,071        1,010,251
                                                                                                                   --------------

    MEDICAL DISTRIBUTORS .3%
    VWR International Inc., Term Loan B, 5.17%, 4/07/11 ..................     United States           3,203,667        3,262,134
                                                                                                                   --------------

    MEDICAL SPECIALTIES .3%
    Advanced Medical Optics, Term Loan B, 4.49 - 4.50%, 6/26/09 ..........     United States           1,163,955        1,174,140
    Cooper Companies Inc., Term Loan B, 4.188%, 11/19/11 .................     United States           1,200,000        1,217,250
    Kinetic Concepts Inc., Term Loan B2, 4.31%, 8/11/10 ..................     United States           1,086,250        1,095,302
    PerkinElmer Inc., Term Loan B, 4.474%, 12/26/08 ......................     United States             221,667          224,437
                                                                                                                   --------------
                                                                                                                        3,711,129
                                                                                                                   --------------

    MEDICAL/NURSING SERVICES 2.0%
    Alliance Imaging Inc., Term Loan C1, 4.75 - 5.00%, 12/29/11 ..........     United States           1,750,000        1,766,954
    Davita Inc.,
      Term Loan B, 4.17 - 4.775%, 6/30/10 ................................     United States           2,956,844        2,967,932
      Term Loan C, 4.13 - 4.39%, 6/30/10 .................................     United States           2,992,500        3,006,661
    Insight Health Services, Term Loan B, 6.31%, 10/17/08 ................     United States           3,867,853        3,902,907
    MedQuest Inc., Term Loan B, 6.31%, 7/31/09 ...........................     United States             985,000          999,159


22 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    MEDICAL/NURSING SERVICES (CONT.)
    Sheridan Healthcare, Term Loan B, 5.79 - 5.89%, 11/09/10 .............     United States       $   1,250,000   $    1,290,875
    Team Health Inc., Term Loan B, 5.81%, 3/23/11 ........................     United States           2,681,634        2,690,014
    US Oncology Inc., Term Loan B, 4.875 - 5.51%, 8/20/11 ................     United States           3,980,000        4,035,971
                                                                                                                   --------------
                                                                                                                       20,660,473
                                                                                                                   --------------

    MISCELLANEOUS COMMERCIAL SERVICES 2.3%
    Buhrmann US Inc., Term Loan C1, 4.94%, 12/23/10 ......................     United States           6,950,075        7,032,850
    CCC Information Services Group Inc., Term Loan B, 5.559%,
      8/15/10 ............................................................     United States           3,056,075        3,094,276
    Corrections Corp. (Prison Realty), Term Loan D, 4.53 - 4.95%,
      3/31/08 ............................................................     United States             982,311          998,887
    DS Waters Enterprises LP, Term Loan, 6.67 - 7.266%, 11/07/09 .........     United States           4,900,691        4,598,995
    Global Imaging Systems Inc., Term Loan B, 4.28 - 4.71%,
      5/15/10 ............................................................     United States           1,763,637        1,785,683
    JohnsonDiversey Inc., Term Loan B, 4.43 - 4.64%, 5/03/08 .............     United States           1,874,370        1,908,050
    Language Lines Inc., Term Loan B, 6.77%, 6/11/11 .....................     United States           1,703,947        1,725,605
    Mitchell International Inc., Term Loan B, 5.55%, 8/15/11 .............     United States           1,890,253        1,916,836
    US Investigations Services Inc., Term Loan C, 6.01%, 12/31/08 ........     United States           1,276,048        1,291,998
                                                                                                                   --------------
                                                                                                                       24,353,180
                                                                                                                   --------------

    MISCELLANEOUS MANUFACTURING .1%
    Day International Group Inc., Term Loan D, 6.06 - 6.08%,
      1/01/10 ............................................................     United States             802,547          805,035
    Norcross Safety Products, Term Loan, 4.92%, 3/20/09 ..................     United States             751,731          762,302
                                                                                                                   --------------
                                                                                                                        1,567,337
                                                                                                                   --------------

    MOVIES/ENTERTAINMENT 6.2%
    24 Hour Fitness Inc., Term Loan, 6.063 - 6.25%, 7/01/09 ..............     United States           1,689,612        1,705,089
    Brooklyn Basketball LLC (New Jersey), Term Loan B, 6.063%,
      8/16/08 ............................................................     United States           3,000,000        3,000,000
    Carmike Cinemas Inc., Term Loan, 5.828%, 2/02/09 .....................     United States           1,782,000        1,844,370
    CH Operating LLC, Term Loan B, 7.063%, 6/21/07 .......................     United States             431,034          429,957
    Cinemark USA Inc., Term Loan, 4.21 - 4.35%, 3/31/11 ..................     United States           1,989,987        2,033,130
    Cinram International, Term Loan D, 5.40%, 9/30/09 ....................        Canada               3,886,281        3,950,649
    Hollywood Entertainment Corp., Term Loan, 6.08%, 3/31/08 .............     United States             625,000          628,516
    Houston Ltd. Partners NFL Holdings LP, Term Loan B, 3.25 -
      3.813%, 1/05/10 ....................................................     United States           4,250,000        4,264,535
    Loews Cineplex Entertainment Corp., Term Loan B, 4.44 - 4.814%,
      7/30/11 ............................................................     United States           3,491,250        3,542,802
    Metro-Goldwyn-Mayer Studio Inc., Term Loan B, 5.06%, 4/30/11 .........     United States           2,992,500        3,000,355
    Mets II LLC, Term Loan, 5.77%, 8/23/05 ...............................     United States           1,000,000        1,003,630
    Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan,
      7.06%, 12/29/08 ....................................................     United States           1,250,000        1,243,750
    Minnesota Wild Hockey Club LP (Option Co.), Term Loan, 5.31%,
      12/29/08 ...........................................................     United States           1,000,000        1,004,375
    New Jersey Devils (NJSEA), Term Loan, 6.17%, 9/30/06 .................     United States           1,336,913        1,340,002
    New Jersey Devils LLC, Term Loan, 6.27%, 9/30/06 .....................     United States           2,000,000        2,008,200
    Rainbow National Services LLC, Term Loan B, 5.19%, 3/31/12 ...........     United States           6,600,000        6,703,125


                                        Quarterly Statements of Investments | 23

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT      VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    MOVIES/ENTERTAINMENT (CONT.)
    Regal Cinemas Inc., Term Loan B, 4.56%, 11/10/10 .....................     United States       $   9,198,791   $    9,317,612
    Shinn Acquisition LLC (Hornets), Term Loan, 9.50%, 6/30/07 ...........     United States           1,750,000        1,753,990
    Six Flags Theme Parks, Term Loan B, 4.90%, 6/30/09 ...................     United States           3,341,373        3,399,847
    Warner Music, Term Loan B, 4.97 - 5.38%, 2/28/11 .....................     United States          12,179,975       12,346,183
    Yankee Holdings, Term Loan, 4.486 - 4.90%, 6/25/07 ...................     United States             392,857          399,732
    Yankee Nets, Term Loan, 4.24 - 5.03%, 6/25/07 ........................     United States             857,143          872,143
                                                                                                                   --------------
                                                                                                                       65,791,992
                                                                                                                   --------------

    OIL & GAS PIPELINES .5%
    El Paso Corp.,
      L/C Term Loan, 2.30%, 11/22/09 .....................................     United States           1,500,000        1,514,414
      Term Loan B, 5.188%, 11/22/09 ......................................     United States           2,490,000        2,518,530
    Vulcan Energy Corp., Term Loan B, 4.39%, 4/30/10 .....................     United States           1,320,000        1,338,563
                                                                                                                   --------------
                                                                                                                        5,371,507
                                                                                                                   --------------

    OIL & GAS PRODUCTION .5%
    Pride Offshore Inc., Term Loan B, 4.15%, 7/07/11 .....................     United States           2,785,000        2,828,515
    Regency Gas Services LLC, First Lien Term Loan, 5.31 - 5.53%,
      6/14/10 ............................................................     United States           1,500,000        1,528,125
    Williams Production RMT Co., Term Loan C, 4.99%, 5/30/08 .............     United States             985,050          996,595
                                                                                                                   --------------
                                                                                                                        5,353,235
                                                                                                                   --------------

    OIL REFINING/MARKETING 1.3%
    Getty Petroleum Marketing, Term Loan B, 5.80%, 5/19/10 ...............     United States             966,667          985,396
    Lyondell-Citgo Refining LP, Term Loan, 4.38 - 4.591%, 5/21/07 ........     United States           4,975,000        5,030,969
    Magellan Midstream Holdings LP, Term Loan B, 5.09%, 12/10/11 .........     United States           2,465,225        2,499,122
    Tesoro Petroleum Corp.,
      L/C Term Loan, 2.48%, 4/30/07 ......................................     United States           2,500,000        2,510,425
      Term Loan, 7.99%, 4/15/08 ..........................................     United States             482,500          496,975
 (a)Universal Compression Inc., Term Loan B, 4.34%, 1/14/12 ..............     United States           2,100,000        2,129,532
                                                                                                                   --------------
                                                                                                                       13,652,419
                                                                                                                   --------------

    OTHER CONSUMER SERVICES .6%
    Alderwoods Group Inc., Term Loan B1, 3.94 - 4.54%, 8/19/10 ...........     United States           1,335,364        1,347,716
    Coinstar Inc., Term Loan, 4.84%, 7/01/11 .............................     United States           1,662,822        1,691,922
    Knowledge Learning Corp., Term Loan B, 5.05%, 1/07/12 ................     United States           2,000,000        2,018,750
    Veterinary Centers of America Inc., Term Loan F, 4.188%,
      9/30/08 ............................................................     United States             744,375          754,610
    Weight Watchers, Additional Term Loan B, 4.16%, 3/31/10 ..............     United States             997,500        1,009,138
                                                                                                                   --------------
                                                                                                                        6,822,136
                                                                                                                   --------------

    OTHER CONSUMER SPECIALTIES 1.5%
 (a)Alliance Laundry Systems LLC, Term Loan B, 4.84%, 1/15/12 ............     United States             500,000          506,458
    Home Interiors & Gifts Inc., Term Loan, 7.17%, 4/02/11 ...............     United States           1,464,844        1,420,166
    Jostens Intermediate Holding Corp., Term Loan B, 4.809%,
      10/01/11 ...........................................................     United States           5,400,000        5,461,231
    Solo Cup Co., Term Loan B, 4.66 - 5.06%, 2/27/11 .....................     United States           7,944,975        8,096,430
                                                                                                                   --------------
                                                                                                                       15,484,285
                                                                                                                   --------------


24 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT      VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    OTHER TRANSPORTATION .5%
    Laidlaw International Inc., Term Loan B, 6.33%, 6/17/09 ..............     United States       $   2,788,064   $    2,822,775
    Pacer International Inc., Term Loan, 4.063 - 5.063%, 6/10/10 .........     United States             603,922          611,996
    Sirva Woldwide Inc., Term Loan B, 4.58%, 12/01/10 ....................     United States           2,000,000        1,980,000
                                                                                                                   --------------
                                                                                                                        5,414,771
                                                                                                                   --------------

    PERSONNEL SERVICES .1%
    Allied Security Holdings LLC, Term Loan, 6.81%, 6/30/10 ..............     United States             980,952          994,372
                                                                                                                   --------------

    PUBLISHING: BOOKS/MAGAZINES 2.6%
    American Media Inc., Term Loan C, 5.313%, 4/01/07 ....................     United States             894,004          908,811
    Dex Media East LLC, Term Loan B, 3.96 - 4.62%, 11/08/09 ..............     United States             681,159          690,143
    Dex Media West LLC, Term Loan B, 4.15 - 4.66%, 3/09/10 ...............     United States           6,105,972        6,189,929
    F&W Publications Inc., Term Loan B, 5.96%, 12/31/09 ..................     United States             964,474          975,927
    Primedia Inc., Term Loan B, 5.375%, 6/30/09 ..........................     United States           1,606,368        1,591,308
    Readers Digest Association, Term Loan B, 4.55%, 5/20/08 ..............     United States             270,476          274,406
    R.H. Donnelley Inc.,
      Term Loan A3, 4.13 - 4.31%, 3/30/11 ................................     United States             939,451          946,284
      Term Loan D, 4.19 - 4.36%, 6/30/11 .................................     United States           8,208,020        8,301,214
    Transwestern Publishing Co., Term Loan B, 3.938 - 6.25%, 2/25/11 .....     United States           7,039,650        7,138,648
    Weekly Reader, Second Lien Term Loan, 6.761%, 1/01/10 ................     United States           1,000,000          997,500
                                                                                                                   --------------
                                                                                                                       28,014,170
                                                                                                                   --------------

    PUBLISHING: NEWSPAPERS 1.9%
    Advertising Directory Solutions Inc., Term Loan B, 4.48%, 11/05/11 ...        Canada               9,000,000        9,090,000
    Freedom Communications, Term Loan B, 4.39 - 4.40%, 5/17/09 ...........     United States           2,500,000        2,539,375
    Herald Media, Term Loan B, 5.03%, 7/30/11 ............................     United States           1,865,625        1,894,775
    Journal Register Co., Term Loan B, 3.42 - 4.23%, 8/13/12 .............     United States           6,000,000        6,039,378
    MediaNews Group Inc., Term Loan C, 4.08%, 12/30/10 ...................     United States             922,636          928,394
                                                                                                                   --------------
                                                                                                                       20,491,922
                                                                                                                   --------------

    PULP & PAPER 2.3%
    Boise Cascade LLC, Term Loan B, 4.844%, 10/01/11 .....................     United States           4,164,384        4,224,030
    Boise Land and Timber Corp., Term Loan C, 4.844%, 10/01/10 ...........     United States           3,835,617        3,844,768
    Intertape Polymer Group Inc., Term Loan B, 4.69 - 4.96%,
      8/01/11 ............................................................     United States           5,785,500        5,861,435
    Koch Cellulose LLC,
      L/C Term Loan, 4.39%, 5/03/11 ......................................     United States             643,132          651,774
      Term Loan B, 4.80%, 5/03/11 ........................................     United States           2,556,820        2,591,179
    MDCP Acquisitions I (Jefferson Smurfit),
      Term Loan B, 5.355%, 9/16/10 .......................................    Irish Republic           1,000,000        1,003,880
      Term Loan C, 5.855%, 9/16/11 .......................................    Irish Republic           1,000,000        1,004,490
    Smurfit-Stone Container Canada Inc., Term Loan C, 4.438%,
      10/28/11 ...........................................................        Canada               1,181,102        1,199,853
    Smurfit-Stone Container Enterprises,
      L/C Term Loan, 2.40%, 10/28/10 .....................................     United States             480,315          488,120
      Term Loan B, 4.438 - 4.688%, 10/28/11 ..............................     United States           3,838,583        3,899,520
                                                                                                                   --------------
                                                                                                                       24,769,049
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 25

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT      VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    RAILROADS .2%
    Kansas City Southern Railway Co., Term Loan B1, 4.15 - 4.328%,
      3/31/08 ............................................................     United States       $   1,990,000   $    2,018,358
                                                                                                                   --------------

    REAL ESTATE DEVELOPMENT 1.1%
    CNL Hotel & Resorts, Term Loan B, 4.90%, 12/30/06 ....................     United States           4,000,000        4,065,000
 (a)General Growth Properties Inc., Term Loan B, 4.64%, 11/12/09 .........     United States           4,000,000        4,032,084
 (a)LNR Property Corp., Term Loan B, 5.59%, 12/31/07 .....................     United States           3,000,000        3,017,814
                                                                                                                   --------------
                                                                                                                       11,114,898
                                                                                                                   --------------

    REAL ESTATE INVESTMENT TRUSTS .7%
    Crescent Real Estate Funding XII,
      Term Loan, 4.64%, 1/12/06 ..........................................     United States           4,294,834        4,336,442
      Term Loan B, 4.64%, 3/05/06 ........................................     United States           1,007,115        1,016,872
    Newkirk Master LP, Term Loan, 6.974 - 7.08%, 11/24/06 ................     United States           1,678,170        1,695,477
                                                                                                                   --------------
                                                                                                                        7,048,791
                                                                                                                   --------------

    RECREATIONAL PRODUCTS 1.3%
    Amscan Holdings Inc., Term Loan B, 5.29 - 5.62%, 4/30/12 .............     United States           2,985,000        3,003,656
    BRP Holdings LP, 4.97%, 12/18/10 .....................................     United States           2,551,409        2,592,074
    PlayPower Inc., Term Loan, 7.06%, 2/07/10 ............................     United States             850,000          857,140
    Pure Fishing Inc., Term Loan B, 5.50 - 5.85%, 9/30/11 ................     United States           3,972,487        4,039,066
    True Temper Sports Inc., Term Loan, 5.22 - 5.661%, 3/15/11 ...........     United States           2,937,955        2,887,099
                                                                                                                   --------------
                                                                                                                       13,379,035
                                                                                                                   --------------

    RESTAURANTS 1.0%
    CKE Restaurants Inc., Term Loan, 4.938%, 4/30/09 .....................     United States           1,205,659        1,223,744
    Denny's Inc., Term Loan B, 5.59 - 6.01%, 9/27/09 .....................     United States           1,000,000        1,023,438
    Dominos Inc., Term Loan, 4.313%, 6/25/10 .............................     United States           3,155,668        3,194,388
    Jack In The Box Inc., Term Loan B, 3.92 - 4.69%, 12/19/10 ............     United States             990,000        1,003,922
    Landry's Restaurants Inc., Term Loan B, 4.33 - 4.53%, 12/28/10 .......     United States           4,000,000        4,045,000
                                                                                                                   --------------
                                                                                                                       10,490,492
                                                                                                                   --------------

    SEMICONDUCTORS .4%
    Fairchild Semiconductor Corp., Term Loan, 4.438 - 4.688%,
      12/31/10 ...........................................................     United States           1,985,000        2,007,331
    ON Semiconductor Corp., Term Loan G, 5.563%, 12/15/11 ................     United States           2,000,000        2,012,500
                                                                                                                   --------------
                                                                                                                        4,019,831
                                                                                                                   --------------

    SERVICES TO THE HEALTH INDUSTRY .3%
    Accredo Health Inc., Term Loan B, 4.23%, 8/02/11 .....................     United States           2,189,000        2,207,471
    Quintiles Transnational Corp., Term Loan B, 6.81 - 6.83%,
      9/25/09 ............................................................     United States             987,500        1,004,781
                                                                                                                   --------------
                                                                                                                        3,212,252
                                                                                                                   --------------

    SPECIALTY STORES .4%
    Pantry Inc., Term Loan, 4.83%, 3/12/11 ...............................     United States           3,905,746        3,959,043
                                                                                                                   --------------


26 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                      COUNTRY        PRINCIPAL AMOUNT      VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SENIOR FLOATING RATE INTERESTS (CONT.)
    SPECIALTY TELECOMMUNICATIONS 1.6%
    D&E Communications Inc., Term Loan B, 4.38 - 6.25%,
      12/31/11 ...........................................................     United States       $   1,682,865   $    1,696,014
    GCI Holdings Inc., Term Loan, 4.809%, 10/31/07 .......................     United States           1,405,142        1,419,966
    Iowa Telecommunications Services Inc., Term Loan B, 4.46 - 4.61%,
      11/30/11 ...........................................................     United States           6,000,000        6,067,500
    Valor Telecom, First Lien Term Loan, 5.98 - 6.078%, 10/30/11 .........     United States           8,229,375        8,274,809
                                                                                                                   --------------
                                                                                                                       17,458,289
                                                                                                                   --------------
    TOBACCO .0%(b)
    Commonwealth Brands Inc., Term Loan, 5.875%, 8/28/07 .................     United States             473,401          479,910
                                                                                                                   --------------

    WHOLESALE DISTRIBUTORS .2%
    Interline Brands, Term Loan B, 4.81%, 12/31/10 .......................     United States             750,000          755,722
    National Waterworks Inc., Term Loan C, 5.06%, 11/22/09 ...............     United States             857,143          870,000
    Nebraska Book Co., Term Loan C, 4.67%, 3/04/11 .......................     United States             992,500        1,002,197
                                                                                                                   --------------
                                                                                                                        2,627,919
                                                                                                                   --------------

    WIRELESS COMMUNICATIONS 1.9%
    AAT Communications Corp., Term Loan B, 5.25 - 5.26%, 12/31/11 ........     United States           5,000,000        5,068,750
    American Tower Corp., Term Loan B, 4.19 - 4.23%, 8/31/11 .............     United States           1,990,000        2,014,875
    Nextel Partners Inc., Term Loan C, 4.938%, 5/31/11 ...................     United States           6,250,000        6,342,075
    SBA Communications Corp., Term Loan, 4.81 - 5.52%, 10/31/08 ..........     United States           5,465,019        5,543,578
    Triton PCS Inc., Term Loan B, 5.75%, 12/31/09 ........................     United States             700,000          710,282
                                                                                                                   --------------
                                                                                                                       19,679,560
                                                                                                                   --------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $939,466,702)..............                                            946,268,515
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $945,492,871).......................                                            952,533,515
                                                                                                                   --------------


                                                                                                   -------------
                                                                                                      SHARES
                                                                                                   -------------
    SHORT TERM INVESTMENT (COST $139,354,225) 13.2%
    MONEY FUND
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ........     United States         139,354,225      139,354,225
                                                                                                                   --------------

    TOTAL INVESTMENTS (COST $1,084,847,096) 103.2%........................                                          1,091,887,740
    OTHER ASSETS, LESS LIABILITIES (3.2)%.................................                                            (33,526,897)
                                                                                                                   --------------
    NET ASSETS 100.0%.....................................................                                         $1,058,360,843
                                                                                                                   --------------
See glossary of terms on page 48.

(a)   Security purchased on a delayed delivery basis.

(b)   Rounds to less than .05% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

                       This page intentionally left blank.


28 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    AGENCY BONDS 36.8%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 15.3%
    FHLMC, 2.375%, 2/15/07..................................................................     $ 15,625,000      $   15,299,266
    FHLMC, 2.875%, 12/15/06.................................................................        2,000,000           1,980,928
    FHLMC, 2.875%, 5/15/07..................................................................       34,000,000          33,545,726
                                                                                                                   --------------
                                                                                                                       50,825,920
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 21.5%
    FNMA, 3.00%, 8/15/07....................................................................       11,000,000          10,850,719
    FNMA, 3.125%, 7/15/06...................................................................       20,000,000          19,949,800
    FNMA, 3.125%, 12/15/07..................................................................        9,000,000           8,873,559
    FNMA, 4.25%, 5/15/09....................................................................        3,000,000           3,044,952
    FNMA, 5.25%, 6/15/06....................................................................       27,600,000          28,322,320
                                                                                                                   --------------
                                                                                                                       71,041,350
                                                                                                                   --------------
    TOTAL AGENCY BONDS (COST $122,593,420)..................................................                          121,867,270
                                                                                                                   --------------

    MORTGAGE-BACKED SECURITIES 41.1%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.1%
    FHLMC Gold 15 Year, 4.50%, 1/01/19......................................................        3,863,347           3,867,184
    FHLMC Gold 15 Year, 4.50%, 2/01/19......................................................        4,197,547           4,195,716
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18...........................................        2,270,069           2,308,648
    FHLMC Gold 15 Year, 5.50%, 9/01/18......................................................        6,849,652           7,069,776
    FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13............................................          929,016             981,944
    FHLMC Gold 30 Year, 6.00%, 11/01/32 - 4/01/33...........................................        5,704,073           5,895,776
    FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31...........................................        5,041,500           5,535,840
    FHLMC Gold 30 Year, 9.50%, 3/01/21......................................................          257,558             279,844
                                                                                                                   --------------
                                                                                                                       30,134,728
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.2%
    FNMA 7 Year Balloon, 6.50%, 9/01/05 - 10/01/06..........................................          298,494             299,110
    FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19.................................................        1,101,115           1,102,123
    FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18..................................................       11,747,931          11,950,944
    FNMA 15 Year, 5.50%, 3/01/16 - 11/01/07.................................................       15,104,097          15,604,904
    FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17..................................................        6,947,656           7,277,098
    FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16................................................        2,964,045           3,118,464
    FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14..................................................        1,295,519           1,372,082
    FNMA 15 Year, 7.50%, 12/01/14 - 01/01/15................................................          485,978             515,409
    FNMA 30 Year, 5.00%, 7/01/33............................................................          773,815             774,144
    FNMA 30 Year, 5.50%, 5/01/33............................................................        3,035,050           3,095,363
    FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20.................................................          783,738             857,513
    FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22..................................................          786,250             884,112
                                                                                                                   --------------
                                                                                                                       46,851,266
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 13.0%
    FNMA, 3.296%, 5/01/34...................................................................        6,859,111           6,847,262
    FNMA, 3.634%, 3/01/34...................................................................          931,151             933,966
    FNMA, 4.006%, 1/01/35...................................................................        1,038,526           1,043,069
    FNMA, 4.130%, 8/01/34...................................................................        9,461,490           9,658,938
    FNMA, 4.211%, 6/01/34...................................................................        3,748,886           3,731,514
    FNMA, 4.348%, 9/01/33...................................................................        6,984,314           6,827,154
    FNMA, 4.413%, 12/01/32..................................................................          300,485             304,418


                                        Quarterly Statements of Investments | 29

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
    FNMA, 4.506%, 8/01/34...................................................................     $  6,379,505      $    6,445,962
    FNMA, 4.617%, 7/01/34...................................................................        5,802,871           5,901,372
    FNMA, 4.655%, 1/01/33...................................................................          132,334             134,570
    FNMA, 4.715%, 10/01/33..................................................................          885,317             900,884
    FNMA, 4.923%, 9/01/32...................................................................          309,743             316,566
                                                                                                                   --------------
                                                                                                                       43,045,675
                                                                                                                   --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.8%
    GNMA I SF, 15 Year, 6.50%, 10/15/13 - 7/15/14...........................................        1,705,355           1,815,387
    GNMA I SF, 15 Year, 7.50%, 10/15/14 - 12/15/14..........................................          417,946             445,256
    GNMA I SF, 30 Year, 5.50%, 4/15/33 - 5/15/33............................................        1,553,870           1,596,729
    GNMA I SF, 30 Year, 6.00%, 3/15/33......................................................          529,606             550,690
    GNMA I SF, 30 Year, 7.50%, 8/15/05 - 1/15/17............................................        2,686,739           2,795,771
    GNMA I SF, 30 Year, 8.00%, 11/15/16 - 1/15/17...........................................          221,719             241,761
    GNMA I SF, 30 Year, 8.50%, 6/15/05 - 1/15/17............................................          378,172             398,734
    GNMA I SF, 30 Year, 9.00%, 6/15/16 - 9/15/17............................................        1,228,119           1,375,010
    GNMA II SF, 30 Year, 5.00%, 9/20/33.....................................................        4,334,132           4,361,098
    GNMA II SF, 30 Year, 7.50%, 10/20/29 - 10/20/31.........................................        1,931,686           2,064,970
    GNMA II SF, 30 Year, 9.00%, 11/20/16....................................................          218,264             243,431
    GNMA II SF, 30 Year, 9.50%, 6/20/16.....................................................           85,938              96,018
                                                                                                                   --------------
                                                                                                                       15,984,855
                                                                                                                   --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $134,608,911)....................................                          136,016,524
                                                                                                                   --------------

    TREASURY NOTES 22.0%
    U.S. Treasury Note, 2.00%, 5/15/06......................................................       13,500,000          13,325,985
    U.S. Treasury Note, 2.375%, 8/15/06.....................................................       13,425,000          13,272,398
    U.S. Treasury Note, 3.00%, 2/15/08......................................................        7,000,000           6,914,691
    U.S. Treasury Note, 3.125%, 4/15/09.....................................................       21,000,000          20,615,280
    U.S. Treasury Note, 3.375%, 9/15/09.....................................................       12,000,000          11,853,288
    U.S. Treasury Note, 3.50%, 12/15/09.....................................................        4,000,000           3,967,660
    U.S. Treasury Note, 4.625%, 5/15/06.....................................................        3,000,000           3,059,415
                                                                                                                   --------------
    TOTAL TREASURY NOTES (COST $73,632,152).................................................                           73,008,717
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $330,834,483).........................................                          330,892,511
                                                                                                                   --------------


                                                                                                 ------------
                                                                                                    SHARES
                                                                                                 ------------
    SHORT TERM INVESTMENT (COST $5,235,029) 1.6%
    MONEY FUND
 (a)Franklin Institutional Fiduciary Trust Money Market Portfolio...........................        5,235,029           5,235,029
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $336,069,512) 101.5%............................................                          336,127,540
    OTHER ASSETS, LESS LIABILITIES (1.5)%...................................................                           (4,863,351)
                                                                                                                   --------------
    NET ASSETS 100.0%.......................................................................                       $  331,264,189
                                                                                                                   --------------

See glossary of terms on page 48.

(a) The Franklin Institutional Fidicuary Trust Money Market Portfolio is managed by the Fund's investment manager.


30 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                       COUNTRY       PRINCIPAL AMOUNT(c)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS 4.4%
    CONSUMER SERVICES 1.7%
    Cox Communications Inc., 144A, FRN, 3.04%, 12/14/07 ..................     United States       $     100,000   $      100,260

    SPECIALTY INSURANCE 1.8%
    Merrill Lynch & Co. Inc., 7.00%, 3/15/06 .............................     United States             100,000          104,074
                                                                                                                   --------------
    UTILITIES .9%

    FirstEnergy Corp., 5.50%, 11/15/06 ...................................     United States              50,000           51,434
                                                                                                                   --------------
    TOTAL BONDS (COST $255,811)                                                                                           255,768
                                                                                                                   --------------
    ASSET-BACKED SECURITIES 6.6%
 (a)Americredit Auto Receivables, 2005-AX, A1, 2.73%, 2/06/06 ............     United States             100,000          100,000
    Argent Securities Inc., 2003-W6, AV2, FRN, 2.90%, 1/25/34 ............     United States              47,001           47,103
    Centex Home Equity, 2004-B, AF2, 2.375%, 12/25/21 ....................     United States              45,000           44,438
    Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3, 1A2,
      1.93%, 5/25/18 .....................................................     United States              41,486           41,416
    Countrywide Asset-Backed Certificates, 2001-BC3, A, FRN, 2.77%,
      12/25/31 ...........................................................     United States              13,326           13,341
    Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 2.90%,
      5/25/32 ............................................................     United States              11,201           11,222
    Residential Asset Securities Corp., 2004-KS4, A12, 2.53%, 12/25/24 ...     United States              30,000           29,576
    Residential Funding Mortgage Securities I, 2003-HS3, A12, 3.15%,
      7/25/18 ............................................................     United States             100,000           98,869
                                                                                                                   --------------
    TOTAL ASSET-BACKED SECURITIES (COST $385,414)                                                                         385,965
                                                                                                                   --------------

    MORTGAGE-BACKED SECURITIES 19.9%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 16.2%
    FNMA, 3.634%, 3/01/34 ................................................     United States             169,274          169,786
    FNMA, 4.006%, 1/01/35 ................................................     United States              99,827          100,264
    FNMA, 4.131%, 8/01/34 ................................................     United States             146,086          149,135
    FNMA, 4.211%, 6/01/34 ................................................     United States             138,699          138,056
    FNMA, 4.413%, 12/01/32 ...............................................     United States              44,483           45,065
    FNMA, 4.505%, 8/01/34 ................................................     United States             198,917          200,989
    FNMA, 4.617%, 7/01/34 ................................................     United States             143,356          145,789
                                                                                                                   --------------
                                                                                                                          949,084
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 3.7%
    FNMA, 30 Year, 9.00%, 12/01/20 .......................................     United States             203,011          217,706
                                                                                                                   --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $1,164,792)                                                                  1,166,790
                                                                                                                   --------------

    U.S. GOVERNMENT AND AGENCY SECURITIES 58.3%
    FHLB, 2.75%, 12/15/06 ................................................     United States           1,000,000          989,872
    FHLMC, 2.875%, 5/17/07 ...............................................     United States             450,000          443,988
    FNMA, 3.125%, 7/15/06 ................................................     United States             800,000          797,992
    FNMA, 3.25%, 1/15/08 .................................................     United States             200,000          197,698
    U.S. Treasury Note, 2.50%, 9/30/06 ...................................     United States           1,000,000          989,024
                                                                                                                   --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,436,681).........                                              3,418,574
                                                                                                                   --------------

                                        Quarterly Statements of Investments | 31

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                       COUNTRY       PRINCIPAL AMOUNT(c)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.2%
    Norwegian Treasury Bill, 9/21/05 .....................................        Norway              100,000 NOK  $       15,530
    Government of Canada, 3.00%, 12/01/05 ................................        Canada               20,000 CAD          16,172
    Government of New Zealand, 8.00%, 11/15/06 ...........................      New Zealand            80,000 NZD          58,337
    Government of Thailand, 8.00%, 12/08/06 ..............................       Thailand           1,600,000 THB          45,336
    Kingdom of Sweden, 3.50%, 4/20/06 ....................................        Sweden              175,000 SEK          25,433
    New South Wales Treasury Corp., 6.50%, 5/01/06 .......................       Australia             20,000 AUD          15,699
    Republic of Singapore, 4.00%, 3/01/07 ................................       Singapore             20,000 SGD          12,767
                                                                                                                   --------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $190,725)........                                                189,274
                                                                                                                   --------------

    TOTAL LONG TERM INVESTMENTS (COST $5,433,423).........................                                              5,416,371
                                                                                                                   --------------

    SHORT TERM INVESTMENT (COST $597,072) 10.2%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ........     United States          597,072             597,072
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $6,030,495) 102.6%............................                                              6,013,443
    OTHER ASSETS, LESS LIABILITIES (2.6)%.................................                                               (150,916)
                                                                                                                   --------------
    NET ASSETS 100.0%.....................................................                                         $    5,862,527
                                                                                                                   ==============

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar
                        | NOK- Norwegian Krone | NZD - New Zealand Dollar | SEK - Swedish Krona | SGD -Singapore Dollar
                        | THB - Thai Baht

See glossary of terms on page 48.

(a)   Security purchased on a delayed delivery basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                                     COUNTRY              SHARES          VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 9.4%
    ENERGY MINERALS 1.8%
    Chesapeake Energy Corp. ..............................................     United States               2,100   $       36,897
    Devon Energy Corp. ...................................................     United States                 900           36,603
 (a)Newfield Exploration Co. ............................................      United States                 800           48,960
    Occidental Petroleum Corp. ...........................................     United States                 900           52,542
    Peabody Energy Corp. .................................................     United States                 250           21,187
                                                                                                                   --------------
                                                                                                                          196,189
                                                                                                                   --------------

    INDUSTRIAL SERVICES 1.4%
    ENSCO International Inc. .............................................     United States                 800           27,384
 (a)Nabors Industries Ltd. ...............................................       Bermuda                     400           20,160
    Noble Corp. ..........................................................     United States                 500           26,675
    Schlumberger Ltd. ....................................................     United States                 550           37,422
 (a)Weatherford International Ltd. .......................................       Bermuda                     725           39,346
                                                                                                                   --------------
                                                                                                                          150,987
                                                                                                                   --------------

    NON-ENERGY MINERALS 1.1%
    Alcoa Inc. ...........................................................     United States                 850           25,084
    Freeport McMoRan Copper & Gold Inc., B ...............................     United States                 700           25,767
    Newmont Mining Corp. .................................................     United States                 600           24,954
    Phelps Dodge Corp. ...................................................     United States                 250           24,075
    United States Steel Corp. ............................................     United States                 400           20,720
                                                                                                                   --------------
                                                                                                                          120,600
                                                                                                                   --------------

    PROCESS INDUSTRIES .5%
    Dow Chemical Co. .....................................................     United States               1,000           49,700
                                                                                                                   --------------

    REAL ESTATE INVESTMENT TRUSTS 4.6%
    Avalonbay Communities Inc. ...........................................     United States                 800           53,536
    Boston Properties Inc. ...............................................     United States                 800           46,224
    Catellus Development Corp. ...........................................     United States               1,700           45,594
    Kimco Realty Corp. ...................................................     United States               1,000           52,980
    LaSalle Hotel Properties .............................................     United States               1,600           48,544
    ProLogis .............................................................     United States               1,200           45,768
    Public Storage Inc. ..................................................     United States               1,000           52,510
    Regency Centers Corp. ................................................     United States               1,000           49,400
    Simon Property Group Inc. ............................................     United States                 800           47,440
    Vornado Realty Trust .................................................     United States                 700           48,398
                                                                                                                   --------------
                                                                                                                          490,394
                                                                                                                   --------------
    TOTAL COMMON STOCKS  (COST $1,008,934)................................                                              1,007,870
                                                                                                                   --------------


                                                                                               -------------------
                                                                                                PRINCIPAL AMOUNT(b)
                                                                                               -------------------
    BONDS 4.0%
    COMMUNICATIONS 1.5%
    Intelsat Bermuda Ltd., senior note, 144A, FRN, 7.794%, 1/15/12........        Bermuda          $      50,000           51,750
    Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14 ............................................................     United States              50,000           51,125


                                        Quarterly Statements of Investments | 33

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                                     COUNTRY       PRINCIPAL AMOUNT(b)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    COMMUNICATIONS (CONT.)
    Rogers Wireless Communications Inc., 144A, FRN, 5.525%, 12/15/10......        Canada           $   50,000      $       52,875
                                                                                                                   --------------
                                                                                                                          155,750
                                                                                                                   --------------

    CONSUMER NON-DURABLES .5%
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ..................     United States           50,000              55,437
                                                                                                                   --------------

    CONSUMER SERVICES .5%
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ...................     United States           50,000              54,750
                                                                                                                   --------------

    HEALTH SERVICES .5%
    HCA Inc., senior note, 8.75%, 9/01/10 ................................     United States           50,000              57,175
                                                                                                                   --------------

    INDUSTRIAL SERVICES .5%
    Allied Waste North America Inc., senior secured note, 6.50%,11/15/10 .     United States           50,000              47,750
                                                                                                                   --------------

    PROCESS INDUSTRIES .5%
    BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 ..........     United States           50,000              55,750
                                                                                                                   --------------

    TOTAL BONDS (COST $422,647)...........................................                                                426,612
                                                                                                                   --------------

    U.S. GOVERNMENT SECURITIES 69.4%
 (c)U.S. Treasury Inflation - Indexed Bonds, 3.50%, 1/15/11 ..............     United States          548,700             619,517
 (c)U.S. Treasury Inflation - Indexed Notes,
      .875%, 4/15/10 .....................................................     United States          907,371             894,612
      1.875%, 7/15/13 ....................................................     United States          519,960             534,097
      2.00%, 1/15/14 .....................................................     United States          516,840             534,869
      3.00%, 7/15/12 .....................................................     United States        1,062,270           1,180,946
      3.375%, 1/15/07 ....................................................     United States          964,424           1,011,741
      3.625%, 1/15/08 ....................................................     United States        1,064,016           1,146,893
      3.875%, 1/15/09 ....................................................     United States        1,397,540           1,549,905
                                                                                                                   --------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $7,499,926).....................                                              7,472,580
                                                                                                                   --------------

    FOREIGN GOVERNMENT AND AGENCY SECURITIES 10.3%
    Government of Canada, 3.00%, 12/01/05 ................................        Canada              220,000 CAD         177,894
    Government of New Zealand, 8.00%, 11/15/06 ...........................      New Zealand           360,000 NZD         262,517
    Government of Thailand, 8.00%, 12/08/06 ..............................       Thailand           2,050,000 THB          58,087
    Kingdom of Sweden, 3.50%, 4/20/06 ....................................        Sweden            1,825,000 SEK         265,228
    New South Wales Treasury Corp., 6.50%, 5/01/06 .......................       Australia            220,000 AUD         172,685
    Republic of Singapore, 4.00%, 3/01/07 ................................       Singapore            275,000 SGD         175,543
                                                                                                                   --------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,117,334)......                                              1,111,954
                                                                                                                   --------------


34 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL RETURN FUND                                                     COUNTRY      PRINCIPAL AMOUNT(b)     VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 16.1%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.0%
 (e)Norwegian Treasury Bill, 9/21/05 .....................................        Norway              185,000 NOK  $       28,731
 (e)Norwegian Treasury Bill, 12/21/05 ....................................        Norway              500,000 NOK          77,239
                                                                                                                   --------------

    TOTAL SHORT TERM INVESTMENTS (COST $107,397)..........................                                                105,970
                                                                                                                   --------------

    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $10,156,238)......                                             10,124,986
                                                                                                                   --------------

    REPURCHASE AGREEMENT (COST $1,625,114) 15.1%
 (d)Joint Repurchase Agreement,2.453%, 2/01/05(Maturity Value$1,625,224)       United States       $1,625,114           1,625,114
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $148,204)
      Banc of America Securities LLC (Maturity Value $148,204)
      Barclays Capital Inc. (Maturity Value $148,204)
      BNP Paribas Securities Corp. (Maturity Value $148,204)
      Credit Suisse First Boston LLC (Maturity Value $148,204)
      Deutsche Bank Securities Inc. (Maturity Value $148,204)
      Greenwich Capital Markets Inc. (Maturity Value $148,204)
      Lehman Brothers Inc.(Maturity Value $143,184)
      Merrill Lynch Government Securities Inc. (Maturity Value $148,204)
      Morgan Stanley & Co. Inc. (Maturity Value $148,204)
      UBS Securities LLC (Maturity Value $148,204)
        Collateralized by U.S.Government Agency Securities, 0.00%-7.250%,
        2/01/05-1/15/10; eU.S.Treasury Bills,6/23/05; U.S Treasury Bonds,
        5.75%-6.75%,5/15/05-11/15/05; and U.S. Treasury Notes,
        1.875%-6.875%, 11/15/05-8/15/09
                                                                                                                   --------------

    TOTAL INVESTMENTS (COST $11,781,352) 109.2%...........................                                             11,750,100
    OTHER ASSETS, LESS LIABILITIES (9.2)%.................................                                               (985,264)
                                                                                                                   --------------
    NET ASSETS 100.0%.....................................................                                         $   10,764,836
                                                                                                                   ==============

CURRENCY ABBREVIATIONS:  | AUD - Australian Dollar | CAD - Canadian Dollar
                         | NOK - Norwegian Krone | NZD - New Zealand Dollar | SEK - Swedish Krona | SGD -Singapore Dollar
                         | THB - Thai Baht

See glossary of terms on page 48.

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Principal amount of security is adjusted for inflation.

(d) Investment is through participation in a joint account with other funds managed by investment advisors. At January 31, 2005, all repurchase agreements had been entered into on that date.

(e)   Security is traded on a discount basis with zero coupon.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

                       This page intentionally left blank.


36 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS 26.2%
    COMMERCIAL SERVICES 0%(b)
    Johnsondiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...........     United States       $     200,000   $      224,000
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..................     United States             200,000          216,000
                                                                                                                   --------------
                                                                                                                          440,000
                                                                                                                   --------------

    COMMUNICATIONS 1.6%
    AT&T Wireless Services Inc., senior note, 8.125%, 5/01/12 ............     United States             400,000          483,826
    Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
      11/01/12 ...........................................................     United States             200,000          205,500
    France Telecom SA, FRN, 8.50%, 3/01/11 ...............................        France               1,000,000        1,194,795
    Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 .............        Bermuda                200,000          208,000
    Intelsat Ltd., senior note, 6.50%, 11/01/13 ..........................        Bermuda                500,000          421,250
    MCI Inc., senior note, 6.908%, 5/01/07 ...............................     United States             110,000          112,750
    MCI Inc., senior note, 7.688%, 5/01/09 ...............................     United States             110,000          115,087
    MCI Inc., senior note, 8.735%, 5/01/14 ...............................     United States              95,000          104,144
    Millicom International Cellular SA,senior note, 144A,10.00%,12/01/13..      Luxembourg               200,000          209,500
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 .............     United States             300,000          332,250
    Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14.............................................................     United States             300,000          306,750
    Rogers Wireless Inc., senior secured note, 144A, 7.25%, 12/15/12 .....        Canada                 300,000          321,750
    Sprint Capital Corp., 7.125%, 1/30/06 ................................     United States             500,000          517,537
    Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .......     United States             200,000          206,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 .........................     United States             100,000           96,750
    Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ...............     United States           1,000,000        1,123,830
    Verizon VA Inc., 4.625%, 3/15/13 .....................................     United States           1,000,000          981,124
                                                                                                                   --------------
                                                                                                                        6,940,843
                                                                                                                   --------------

    CONSUMER DURABLES 1.4%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ........................     United States             300,000          336,852
    Ford Motor Co., 7.45%, 7/16/31 .......................................     United States           1,500,000        1,500,775
    General Motors Corp., senior deb., 8.25%, 7/15/23 ....................     United States           3,500,000        3,537,856
    Phelps Dodge Corp., senior note, 8.75%, 6/01/11 ......................     United States             500,000          614,048
    William Lyon Homes Inc., senior note, 144A, 7.625%, 12/15/12 .........     United States             200,000          195,500
                                                                                                                   --------------
                                                                                                                        6,185,031
                                                                                                                   --------------

    CONSUMER NON-DURABLES .5%
    Miller Brewing Co., 144A, 5.50%, 8/15/13 .............................     United States           1,000,000        1,051,023
(c) Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ...............     United States             200,000          202,750
    Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ...................     United States             100,000          106,875
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...................     United States             100,000          111,250
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 .......................     United States           1,000,000        1,185,771
                                                                                                                   --------------
                                                                                                                        2,657,669
                                                                                                                   --------------

    CONSUMER SERVICES 3.2%
(d) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ........     United States             100,000           87,000
    Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10        United States             300,000          339,000
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..................     United States             200,000          206,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 .........     United States             300,000          325,500
    Caesars Entertainment Inc., senior sub. note, 8.125%, 5/15/11 ........     United States             300,000          345,000


                                        Quarterly Statements of Investments | 37

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES (CONT.)
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ..................        Canada           $     200,000   $      217,000
    Cendant Corp., senior note, 7.375%, 4/15/13 ..........................     United States           1,000,000        1,163,856
    Charter Communications Holdings II, senior note, 10.25%, 9/15/10 .....     United States             300,000          313,500
    Comcast Cable, senior note, 7.125%, 6/15/13 ..........................     United States           1,000,000        1,158,659
    Cox Communications Inc., 144A, 5.45%, 12/15/14 .......................     United States           1,000,000        1,010,958
    Cox Enterprises, 144A, 4.375%, 5/01/08 ...............................     United States             500,000          498,860
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................     United States             300,000          341,625
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................     United States             300,000          339,375
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ...............     United States             200,000          206,000
    Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 .............     United States           1,000,000        1,032,977
    Interactive Corp., senior note, 6.75%, 11/15/05 ......................     United States           1,000,000        1,024,606
    Liberty Media Corp., 3.50%, 9/25/06 ..................................     United States           1,500,000        1,485,891
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ...............     United States             300,000          304,500
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 .....................     United States             200,000          218,000
    News America Inc., 7.25%, 5/18/18 ....................................     United States           1,000,000        1,157,792
    Paxson Communications Corp., senior secured note, 144A,
      FRN, 5.41%, 1/15/10 ................................................     United States             300,000          304,500
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......     United States             200,000          217,500
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ............     United States             300,000          331,500
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..............     United States             300,000          312,750
    Time Warner Inc., senior note, 6.875%, 5/01/12 .......................     United States           1,000,000        1,137,471
                                                                                                                   --------------
                                                                                                                       14,079,820
                                                                                                                   --------------

    ELECTRONIC TECHNOLOGY .7%
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .....       Singapore               100,000          101,750
    Goodrich Corp., senior note, 7.50%, 4/15/08 ..........................     United States           1,000,000        1,101,291
    L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ..........     United States             200,000          205,000
    Raytheon Co., 4.85%, 1/15/11 .........................................     United States           1,000,000        1,025,294
    Solectron Corp., senior note, 9.625%, 2/15/09 ........................     United States             200,000          220,000
    Xerox Corp., senior note, 7.125%, 6/15/10 ............................     United States             300,000          324,750
                                                                                                                   --------------
                                                                                                                        2,978,085
                                                                                                                   --------------

    ENERGY MINERALS 2.0%
    Amerada Hess Corp., 7.125%, 3/15/33 ..................................     United States           1,000,000        1,148,075
    Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 ..........     United States             200,000          205,000
    Gazprom International SA, 144A, 7.201%, 2/01/20 ......................      Luxembourg               900,000          956,250
    Kerr McGee Corp., 6.95%, 7/01/24 .....................................     United States           1,000,000        1,133,480
    LG-Caltex Oil Corp., 144A, 5.50%, 8/25/14 ............................      South Korea            1,000,000        1,032,686
    Marathon Oil Corp., 5.375%, 6/01/07 ..................................     United States           1,000,000        1,035,841
    Markwest Energy Partners/Finance Corp., senior note, 144A,
      6.875%, 11/01/14 ...................................................     United States             200,000          202,000
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................     United States             300,000          322,500
    Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ....     United States             200,000          220,500
    Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%, 9/15/09 .....         Qatar                 732,800          720,348
    XTO Energy Inc., 144A, 5.00%, 1/31/15 ................................     United States           1,400,000        1,406,006
    XTO Energy Inc., senior note, 6.25%, 4/15/13 .........................     United States             500,000          551,298
                                                                                                                   --------------
                                                                                                                        8,933,984
                                                                                                                   --------------


38 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    FINANCE 6.9%
    Bank of America Corp., 5.125%, 11/15/14 ..............................     United States       $   1,000,000   $    1,036,891
    Bank of America Corp., senior sub. note, 5.25%, 12/01/15 .............     United States           1,000,000        1,037,314
    Capital One Bank, 5.125%, 2/15/14 ....................................     United States           1,000,000        1,010,034
    Charles Schwab Corp., senior note, 8.05%, 3/01/10 ....................     United States             750,000          854,990
    CIT Group Inc., 5.50%, 11/30/07 ......................................     United States           1,000,000        1,042,263
    Citigroup Inc., sub. note, 5.625%, 8/27/12 ...........................     United States           1,000,000        1,068,741
    CNA Financial Corp., 6.75%, 11/15/06 .................................     United States             375,000          391,462
    CNA Financial Corp., 6.45%, 1/15/08 ..................................     United States             500,000          525,713
    Credit Suisse First Boston USA, 6.50%, 1/15/12 .......................     United States           1,000,000        1,118,118
    Ford Motor Credit Co., 7.00%, 10/01/13 ...............................     United States           1,000,000        1,055,682
    Ford Motor Credit Co., senior note, 7.25%, 10/25/11 ..................     United States           1,000,000        1,065,536
    General Electric Capital Corp., 5.45%, 1/15/13 .......................     United States           1,000,000        1,062,029
    General Motors Acceptance Corp., 6.875%, 9/15/11 .....................     United States           1,000,000        1,005,487
    Goldman Sachs Group Inc., senior note, 6.60%, 1/15/12 ................     United States           1,450,000        1,621,178
    Hertz Corp., 4.70%, 10/02/06 .........................................     United States           2,000,000        2,008,186
    Household Finance Corp., 6.375%, 10/15/11 ............................     United States           2,000,000        2,208,990
    International Lease Finance Corp., 5.75%, 2/15/07 ....................     United States           1,200,000        1,246,613
    JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 .....................     United States           1,000,000        1,069,075
    Merrill Lynch & Co., 5.00%, 1/15/15 ..................................     United States           1,000,000        1,005,035
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................     United States           1,000,000          986,210
    National Rural Utility Finance, 7.25%, 3/01/12 .......................     United States             250,000          290,460
    Nationwide Mutual Insurance, 144A, 8.25%, 12/01/31 ...................     United States           1,200,000        1,535,551
    Paine Webber Group Inc., senior note, 6.55%, 4/15/08 .................     United States             150,000          162,482
    Societe Generale-New York, sub. note, 7.40%, 6/01/06 .................     United States             300,000          313,778
    Standard Chartered Bank, 144A, 8.00%, 5/30/31 ........................     United Kingdom          1,000,000        1,313,988
    Washinton Mutual Bank, 5.65%, 8/15/14 ................................     United States             900,000          948,448
    Washington Mutual Financial Corp., 6.875%, 5/15/11 ...................     United States           2,155,000        2,451,166
    Wells Fargo & Co., 3.125%, 4/01/09 ...................................     United States             900,000          870,694
                                                                                                                   --------------
                                                                                                                       30,306,114
                                                                                                                   --------------

    HEALTH SERVICES .5%
    Highmark Inc., 144A, 6.80%, 8/15/13 ..................................     United States           1,000,000        1,098,092
    HCA Inc., senior note, 8.75%, 9/01/10 ................................     United States             300,000          343,049
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ................     United States             300,000          270,750
    United Surgical Partners International Inc., senior sub. note, 10.00%,
      12/15/11 ...........................................................     United States             300,000          338,250
    Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
      10/01/14 ...........................................................     United States             200,000          215,000
                                                                                                                   --------------
                                                                                                                        2,265,141
                                                                                                                   --------------

    HEALTH TECHNOLOGY .2%
    Wyeth, senior notes, 6.50%, 2/01/34 ..................................     United States           1,000,000        1,105,978
                                                                                                                   --------------

    INDUSTRIAL SERVICES .4%
    Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10      United States             300,000          286,500
    Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ...................     United States             300,000          333,750
    Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ...     United States             200,000          217,000


                                        Quarterly Statements of Investments | 39

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    INDUSTRIAL SERVICES (CONT.)
    URS Corp., senior note, 11.50%, 9/15/09 ..............................     United States       $     360,000   $      413,100
    Waste Management Inc., 6.50%, 11/15/08 ...............................     United States             500,000          542,127
                                                                                                                   --------------
                                                                                                                        1,792,477
                                                                                                                   --------------

    NON-ENERGY MINERALS .5%
    Glencore Funding LLC, 144A, 6.00%, 4/15/14 ...........................     United States             700,000          681,191
    Ispat Inland ULC, senior note, FRN, 9.31%, 4/01/10 ...................     United States             300,000          330,750
(c) Novellis Inc., senior note, 144A, 7.25%, 2/15/15 .....................        Canada                 100,000          103,000
    Weyerhaeuser Co., 6.75%, 3/15/12 .....................................     United States           1,000,000        1,135,290
                                                                                                                   --------------
                                                                                                                        2,250,231
                                                                                                                   --------------

    PROCESS INDUSTRIES 1.2%
    BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 ..........     United States             200,000          223,000
    Bunge Ltd., senior note, 5.875%, 5/15/13 .............................     United States           1,000,000        1,072,935
    Crown European Holdings SA, senior secured note, 10.875%, 3/01/13 ....     United States             200,000          235,500
    Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ..................     United States             300,000          346,875
    Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 .................     United States             300,000          311,250
(c) JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 ..............       Ireland                 200,000          198,000
    Lubrizol Corp., senior note, 5.50%, 10/01/14 .........................     United States           1,000,000        1,028,215
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................     United States             300,000          328,500
    Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
      12/01/14 ...........................................................     United States             200,000          201,000
    Rhodia SA, senior note, 10.25%, 6/01/10 ..............................        France                 200,000          228,500
    RPM International Inc., 6.25%, 12/15/13 ..............................     United States           1,000,000        1,056,662
                                                                                                                   --------------
                                                                                                                        5,230,437
                                                                                                                   --------------

    PRODUCER MANUFACTURING 1.6%
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .............     United States             300,000          329,250
    Cleveland Electric Illuminating Co., senior note, 5.65%, 12/15/13 ....     United States           1,000,000        1,038,121
    Cooper Industries Ltd., 5.25%, 7/01/07 ...............................     United States           1,000,000        1,031,530
    Cummins Inc., senior note, 9.50%, 12/01/10 ...........................     United States             200,000          227,000
    Fimep SA, senior note, 10.50%, 2/15/13 ...............................        France                 200,000          237,500
    Hubbell Inc., 6.375%, 5/15/12 ........................................     United States           1,000,000        1,093,604
    Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
      1/24/14 ............................................................       Hong Kong             1,000,000        1,067,581
    Hutchison Whampoa International Ltd., senior note, 144A, 7.45%,
      11/24/33 ...........................................................       Hong Kong             1,000,000        1,144,628
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................    United Kingdom             300,000          323,250
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ..........     United States             200,000          215,000
    THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 .............     United States             100,000          103,250
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................     United States             284,000          320,920
                                                                                                                   --------------
                                                                                                                        7,131,634
                                                                                                                   --------------

    REAL ESTATE DEVELOPMENT .1%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...........     United States             300,000          319,500
                                                                                                                   --------------

    REAL ESTATE INVESTMENT TRUSTS .7%
    Boston Properties Inc., senior note, 5.00%, 6/01/15 ..................     United States           2,000,000        1,983,734
    Host Marriott LP, senior note, 9.25%, 10/01/07 .......................     United States             300,000          333,000


40 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS (CONT.)
    Vornado Realty LP, 4.75%, 12/01/10 ...................................     United States       $   1,000,000   $      994,835
                                                                                                                   --------------
                                                                                                                        3,311,569
                                                                                                                   --------------

    RETAIL TRADE .7%
    Kroger Co., senior note, 7.65%, 4/15/07 ..............................     United States             500,000          538,955
    Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 .................     United States             100,000          102,250
    Limited Brands Inc., 5.25%, 11/01/14 .................................     United States           1,000,000          995,010
    Office Depot Inc., senior note, 6.25%, 8/15/13 .......................     United States           1,000,000        1,074,808
    Rite Aid Corp., senior note, 9.25%, 6/01/13 ..........................     United States             100,000          100,000
    Rite Aid Corp., senior secured note, 8.125%, 5/01/10 .................     United States             200,000          208,500
                                                                                                                   --------------
                                                                                                                        3,019,523
                                                                                                                   --------------

    TECHNOLOGY SERVICES .1%
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ...................     United States             200,000          224,000
                                                                                                                   --------------

    TRANSPORTATION .9%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 .........................         Canada                200,000          233,000
    CSX Corp., 7.45%, 5/06/07 ............................................     United States           1,000,000        1,077,520
    Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ...................     United States             830,759          880,095
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .............     United States             300,000          346,500
    Union Pacific Corp., 3.625%, 6/01/10 .................................     United States           1,500,000        1,442,166
                                                                                                                   --------------
                                                                                                                        3,979,281
                                                                                                                   --------------

    UTILITIES 3.0%
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................     United States             200,000          223,500
    Aquila Inc., senior note, 8.27%, 11/15/21 ............................     United States             300,000          292,500
    Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .............     United States             300,000          237,000
    Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 .................     United States           1,000,000        1,116,145
    Consumers Energy Co., 4.80%, 2/17/09 .................................     United States           1,000,000        1,021,650
    DPL Inc., senior note, 6.875%, 9/01/11 ...............................     United States           1,500,000        1,634,241
    Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 ....     United States             300,000          334,500
    East Coast Power LLC, 6.737%, 3/31/08 ................................     United States              47,054           48,917
    El Paso Corp., 7.875%, 6/15/12 .......................................     United States             100,000          104,500
    El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .............     United States             200,000          220,500
    FirstEnergy Corp., senior note, 7.375%, 11/15/31 .....................     United States             500,000          583,241
    MidAmerican Energy Holding Co., senior note, 3.50%, 5/15/08 ..........     United States           1,000,000          981,067
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..........     United States             300,000          336,750
    Northeast Generation Co., senior note, 8.812%, 10/15/26 ..............     United States             400,000          450,589
    Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ...........     United States           1,600,000        1,583,637
    Texas Genco LLC/Financing, senior note, 144A, 6.875%, 12/15/14 .......     United States             100,000          104,000
    Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 .............     United States           1,000,000        1,027,516
    TXU Corp., 144A, 5.55%, 11/15/14 .....................................     United States           1,600,000        1,601,166
    TXU Corp., 144A, 6.55%, 11/15/34 .....................................     United States           1,000,000        1,016,504
    Westar Energy Inc., 6.00%, 7/01/14 ...................................     United States             500,000          541,871
                                                                                                                   --------------
                                                                                                                       13,459,794
                                                                                                                   --------------

    TOTAL BONDS (COST $110,550,824).......................................                                            116,611,111
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 41

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    ASSET-BACKED SECURITIES 18.5%
    AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 2.77%, 12/22/27 ........     United States       $     717,579   $      718,443
 (c)Americredit Auto Receivables, 2005-AX, A1, 2.73%, 2/06/06 ............     United States           4,600,000        4,600,000
    Ameriquest Mortgage Securities Inc., 2003-5, A3, 3.027%, 4/25/33 .....     United States           1,111,817        1,110,253
    Amortizing Residential Collateral Trust, 2002-BCI, M1, FRN, 3.38%,
      1/25/32 ............................................................     United States           1,250,000        1,255,246
    Chase Funding Mortgage Loan Asset-Backed Certificates,
      2003-1, 1A4, 4.119%, 2/25/29 .......................................     United States           1,000,000        1,002,902
      2003-4, 1A2, 2.138%, 7/25/18 .......................................     United States             474,823          473,344
      2003-6, 1A4, 4.499%, 8/25/30 .......................................     United States           3,900,000        3,912,877
    Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%, 1/25/33 .      United States          2,000,000        2,003,631
    Countrywide Asset-Backed Certificates,
      2003-SC1, A2, 3.03%,1/25/30 ........................................     United States           1,525,186        1,527,757
      2004-1, 2A, FRN, 2.77%, 4/25/34 ....................................     United States           2,518,197        2,521,546
      2004-7, AF4, 4.774%, 8/25/32 .......................................     United States             917,000          920,695
      2004-9, AF4, 4.649%, 10/25/32 ......................................     United States           2,950,000        2,957,085
      2004-12, AF6, 4.634%, 3/25/35 ......................................     United States           2,000,000        1,989,519
      2004-13, AF6, 4.581%, 4/25/35 ......................................     United States          13,700,000       13,635,781
    Equity One ABS Inc.,
      2001-3, AF3, 5.191%, 5/25/32 .......................................     United States             515,246          517,797
      2004-1, AF6, FRN, 4.205%, 4/25/34 ..................................     United States           4,750,000        4,705,654
    FNMA Grantor Trust, 2003-T4, 2A3, 2.859%, 12/26/29 ................        United States             193,229          192,883
    GMAC Mortgage Corp. Loan Trust,
      2004-HE2, A2, 2.88%, 10/25/33 ......................................     United States           1,700,000        1,673,336
      2004-HE5, A6, 4.388%, 9/25/34 ......................................     United States           6,600,000        6,613,487
    Green Tree Financial Corp., 1999-2, M1, 6.80%, 12/01/30 ...........        United States             400,000          135,706
    Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..........        United States             648,423          647,245
    Legacy Benefits Insurance Settlements LLC,
      2004-1, A, 144A, 5.35%, 2/10/39 ....................................     United States           2,688,868        2,635,091
    Long Beach Mortgage Loan Trust, 2003-4, AV3, FRN, 2.87%, 8/25/33......     United States           2,122,283        2,126,290
    Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%, 4/15/11.....     United States           1,132,355        1,122,663
    Morgan Stanley Capital I, 2002-NC4, A2, FRN, 2.93%, 9/25/32 ..........     United States             265,940          266,325
    New Century Home Equity Loan Trust, 2003-5, AI2, 2.94%, 11/25/33......     United States           2,100,000        2,096,639
    Residential Asset Mortgage Products Inc.,
      2003-RS2, AI3, 3.237%, 1/25/29 .....................................     United States             469,396          468,788
      2003-RS5, AI3, 2.59%, 10/25/28 .....................................     United States           1,470,029        1,462,844
      2003-RS11, AI2, 3.047%, 3/25/25 ....................................     United States             230,000          229,384
    Residential Asset Securities Corp.,
      1999-KS4, AI4, 7.22%, 6/25/28 ......................................     United States             914,632          937,262
      2000-KS2, AII, FRN, 2.668%, 3/25/30 ................................     United States           2,260,797        2,263,095
      2001-KS2, AI5, 7.014%, 6/25/31 .....................................     United States              35,963           37,140
      2002-KS2, AIIB, FRN, 2.80%, 4/25/32 ................................     United States             279,096          279,883
      2004-KS1, AI4, 4.213%, 4/25/32 .....................................     United States           2,000,000        2,000,625
    Residential Funding Mortgage Securities II,
      2002-HI5, A4, 4.04%, 7/25/15 .......................................     United States           2,000,000        2,000,001
      2004-HS1, AI4, 3.77%, 1/25/22 ......................................     United States           1,000,000          972,671
      2005-HI1, A4, 4.70%, 8/25/34 .......................................     United States           5,500,000        5,526,425
    Securitized Asset Backed Receivables LLC, 2004-OP1, M1, FRN, 3.04%,
      2/25/34 ............................................................     United States           1,000,000        1,003,555
    Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 3.439%,
      2/25/32 ............................................................     United States             820,124          826,350


42 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    ASSET-BACKED SECURITIES (CONT.)
    Wells Fargo Home Equity Trust, 2004-2, A15, 4.87%, 11/25/28 ..........     United States       $   2,200,000   $    2,224,750
    Whole Auto Loan Trust, 2002-1, D, 144A, 6.00%, 4/15/09 ...............     United States             679,239          680,156
                                                                                                                   --------------
    TOTAL ASSET-BACKED SECURITIES (COST $82,433,155)......................                                             82,275,124
                                                                                                                   --------------
    MORTGAGE-BACKED SECURITIES 23.1%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE .5%
    FHLMC, 3.857%, 4/01/30 ...............................................     United States           1,886,336        1,945,944
    FHLMC, 3.941%, 9/01/27 ...............................................     United States             261,182          269,475
    FHLMC, 6.418%, 3/01/25 ...............................................     United States             206,154          213,629
                                                                                                                   --------------
                                                                                                                        2,429,048
                                                                                                                   --------------

    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.7%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19.........................     United States           6,325,609        6,331,892
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18.........................     United States           1,480,742        1,505,932
    FHLMC Gold 15 Year, 6.00%, 2/01/17....................................     United States             188,407          197,051
    FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/35..........................     United States           8,972,830        9,007,362
    FHLMC Gold 30 Year, 5.00%, 12/01/34...................................     United States           4,969,472        4,933,895
    FHLMC Gold 30 Year, 5.50%, 9/01/34....................................     United States           7,028,732        7,105,612
    FHLMC Gold 30 Year, 5.50%, 11/01/34...................................     United States           2,039,522        2,146,479
    FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34..........................     United States           6,433,235        6,649,016
    FHLMC Gold 30 Year, 6.50%, 4/01/28 - 7/01/32..........................     United States           1,321,347        1,385,549
    FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32..........................     United States           1,642,252        1,739,556
    FHLMC Gold 30 Year, 7.50%, 3/01/32....................................     United States             196,489          211,109
    FHLMC Gold 30 Year, 8.50%, 8/01/30....................................     United States              27,105           29,527
    FHLMC Gold 30 Year, 9.00%, 1/01/22....................................     United States             447,015          492,267
    FHLMC Gold 30 Year, 10.00%, 10/01/30..................................     United States           1,125,467        1,254,266
    FHLMC PC, 30 Year, 8.50%, 5/01/12.....................................     United States              93,996           98,703
                                                                                                                   --------------
                                                                                                                       43,088,216
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.8%
    FNMA, 3.00%, 6/01/15 .................................................     United States             208,495          212,434
    FNMA, 3.613%, 12/01/27 ...............................................     United States             765,199          787,888
    FNMA, 3.622%, 6/01/33 ................................................     United States             797,041          808,848
    FNMA, 3.627%, 3/01/33 ................................................     United States           1,108,894        1,125,321
    FNMA, 3.801%, 12/01/22 ...............................................     United States             417,206          427,474
    FNMA, 3.873%, 11/01/31 ...............................................     United States           2,064,625        2,134,766
    FNMA, 3.879%, 5/01/25 ................................................     United States             293,110          302,686
    FNMA, 4.208%, 1/01/17 ................................................     United States             850,831          866,806
    FNMA, 4.262%, 9/01/19 ................................................     United States              73,521           75,028
    FNMA, 4.955%, 6/01/17 ................................................     United States             195,950          199,592
    FNMA, 5.35%, 6/01/32 .................................................     United States             756,873          782,852
    FNMA, 6.164%, 12/01/24 ...............................................     United States             112,480          116,687
    FNMA, 8.295%, 6/01/30 ................................................     United States              28,101           28,291
                                                                                                                   --------------
                                                                                                                        7,868,673
                                                                                                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.7%
    FNMA 15 Year, 4.50%, 3/01/19 - 5/01/19................................     United States           2,668,153        2,667,296
    FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18................................     United States           3,222,668        3,279,203
    FNMA 15 Year, 5.50%, 1/01/14 - 12/01/16 ..............................     United States           1,826,247        1,886,968


                                        Quarterly Statements of Investments | 43

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
    FNMA 15 Year, 6.00%, 8/01/16 - 5/01/17 ...............................     United States       $   1,060,001   $    1,110,315
    FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16................................     United States             166,713          176,234
    FNMA 15 Year, 7.50%, 1/01/30 .........................................     United States             192,674          206,578
    FNMA 30 Year, 5.50%, 6/01/33 - 5/01/34................................     United States          10,519,622       10,727,077
    FNMA 30 Year, 6.00%, 11/01/33.........................................     United States           1,568,803        1,620,476
    FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32................................     United States           4,265,573        4,468,611
    FNMA 30 Year, 7.00%, 8/01/29 - 10/01/32...............................     United States           1,305,443        1,382,490
    FNMA 30 Year, 8.00%, 12/01/30.........................................     United States              26,844           29,142
    FNMA 30 Year, 8.50%, 5/01/32..........................................     United States             663,960          724,230
    FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27...............................     United States           1,436,511        1,600,884
                                                                                                                   --------------
                                                                                                                       29,879,504
                                                                                                                   --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE .1%
    GNMA, 3.375%, 1/20/23 ................................................     United States             123,910          125,444
    GNMA, 4.125%, 10/20/26 ...............................................     United States             269,355          275,076
                                                                                                                   --------------
                                                                                                                          400,520
                                                                                                                   --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.3%
    GNMA I SF 15 Year, 7.00%, 2/15/09.....................................     United States             119,077          125,597
    GNMA I SF 30 Year, 5.00%, 2/15/09 - 8/15/34...........................     United States           5,473,941        5,517,596
    GNMA I SF 30 Year, 5.50%, 5/15/33 - 8/15/34...........................     United States           1,787,334        1,836,632
    GNMA I SF 30 Year, 6.00% 1/15/32 - 9/15/32............................     United States             915,279          952,210
    GNMA I SF 30 Year, 6.50%, 8/15/31 - 9/15/32 ..........................     United States           1,502,279        1,583,266
    GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 .........................     United States             165,989          176,592
    GNMA I SF 30 Year, 7.50%, 5/15/05 - 11/15/26..........................     United States           1,597,579        1,699,899
    GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17...........................     United States             365,728          399,638
    GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31...........................     United States             116,711          128,851
    GNMA II SF 30 Year, 5.00%, 1/15/34....................................     United States           3,136,599        3,153,768
    GNMA II SF 30 Year, 6.00%, 5/20/31....................................     United States             106,550          110,755
    GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/15/31 .........................     United States              82,741           87,016
    GNMA II SF 30 Year, 7.00%, 5/20/27 - 12/20/30.........................     United States           1,726,655        1,828,328
    GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33..........................     United States             714,766          764,068
    GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27..........................     United States             486,651          526,943
    GNMA II SF 30 Year, 8.25%, 9/20/17 ...................................     United States              49,076           53,008
                                                                                                                   --------------
                                                                                                                       18,944,167
                                                                                                                   --------------

    TOTAL MORTGAGE-BACKED SECURITIES (COST $101,778,786)..................                                            102,610,128
                                                                                                                   --------------

    U.S. GOVERNMENT AND AGENCY SECURITIES 14.4%
    FNMA, 3.125%, 12/15/07 ...............................................     United States           4,500,000        4,436,779
    FNMA, 4.625%, 10/15/14 ...............................................     United States           7,500,000        7,603,740
    FNMA, 6.625%, 10/15/07 ................................................    United States           9,500,000       10,232,992
    FNMA, 6.625%, 11/15/30 ...............................................     United States           2,500,000        3,095,417
    FNMA, 7.25%, 5/15/30 .................................................     United States           1,500,000        1,987,810
    FHLMC, 2.875%, 12/15/06 ..............................................     United States          10,000,000        9,904,640
    FHLMC, 3.375%, 4/15/09 ...............................................     United States           1,000,000          985,058
    FHLMC, 4.875%, 11/15/13 ..............................................     United States           1,000,000        1,034,547
    FHLMC, 5.25%, 1/15/06 ................................................     United States           5,000,000        5,097,855
    FHLMC, 5.50%, 7/15/06 ................................................     United States           7,180,000        7,402,329


44 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                    COUNTRY    PRINCIPAL AMOUNT(a)       VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    U.S. Treasury Bond, 5.25%, 2/15/29 ...................................     United States   $    8,870,000      $    9,620,491
    U.S. Treasury Bond, 5.375%, 2/15/31 ..................................     United States        1,450,000           1,622,472
    U.S. Treasury Bond, 7.25%, 8/15/22 ...................................     United States          830,000           1,092,974
                                                                                                                   --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $62,565,278)........                                             64,117,104
                                                                                                                   --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.0%
    Federation of Russia, 3.00%, 5/14/06 .................................        Russia               20,000              19,613
    Government of Canada, 3.00%, 6/01/06 .................................        Canada            1,300,000 CAD       1,051,728
    Government of Hungary, 8.50%, 10/12/05 ...............................        Hungary         128,000,000 HUF         679,177
    Government of New Zealand, 7.00%, 7/15/09 ............................      New Zealand         7,772,000 NZD       5,705,516
    Government of Thailand, 4.125%, 2/12/08 ..............................       Thailand          19,000,000 THB         504,064
    Government of Thailand, 6.00%, 3/05/05 ...............................       Thailand          20,000,000 THB         520,721
    Government of Thailand, 8.00%, 12/08/06 ..............................       Thailand          49,400,000 THB       1,399,744
    Government of Thailand, 8.50%, 10/14/05 ..............................       Thailand          66,600,000 THB       1,801,111
    Government of Thailand, 8.50%, 12/08/08 ..............................       Thailand          15,000,000 THB         456,558
    Indonesia Recapital Bond, 13.15%, 3/15/10 ............................       Indonesia      9,320,000,000 IDR       1,174,533
    Indonesia Recapital Bond, 14.00%, 6/15/09 ............................       Indonesia      2,125,000,000 IDR         271,972
    Indonesia Recapital Bond, 14.25%, 6/15/13 ............................       Indonesia        695,000,000 IDR          93,709
    Indonesia Recapital Bond, 14.275%, 12/15/13 ..........................       Indonesia     11,100,000,000 IDR       1,510,884
    Kingdom of Norway, 6.75%, 1/15/07 ....................................        Norway            5,900,000 NOK       1,003,387
    Kingdom of Sweden, 3.50%, 4/20/06 ....................................        Sweden            3,600,000 SEK         523,190
    Kingdom of Sweden, 5.50%, 10/08/12 ...................................        Sweden            2,880,000 SEK         466,791
    Kingdom of Sweden, 8.00%, 8/15/07 ....................................        Sweden            1,110,000 SEK         179,805
    Korea Treasury Bond, 4.50%, 9/03/06 ..................................      South Korea     1,920,000,000 KRW       1,921,571
    Korea Treasury Bond, 4.50%, 9/09/08 ..................................      South Korea     1,300,000,000 KRW       1,304,316
    Korea Treasury Bond, 4.75%, 3/12/08 ..................................      South Korea     1,100,000,000 KRW       1,112,420
    New South Wales Treasury Corp., 6.50%, 5/01/06 .......................       Australia            400,000 AUD         313,973
    Republic of Colombia, 10.00%, 1/23/12 ................................       Colombia              74,000              83,620
    Republic of Colombia, 10.75%, 1/15/13 ................................       Colombia             100,000             116,715
    Republic of Peru, 9.875%, 2/06/15 ....................................         Peru               100,000             120,094
    Republic of Peru, FRN, 5.00%, 3/07/17 ................................         Peru               101,200              96,140
    Republic of Poland, 6.00%, 5/24/09 ...................................        Poland           11,700,000 PLN       3,722,472
    Republic of Poland, 8.50%, 11/12/06 ..................................        Poland            1,150,000 PLN         382,110
    Republic of Poland, 8.50%, 5/12/07 ...................................        Poland            2,100,000 PLN         706,396
    Republic of Singapore, 4.00%, 3/01/07 ................................       Singapore          1,650,000 SGD       1,053,256
    Republic of the Philippines, 9.00%, 2/15/13 ..........................      Philippines           500,000             525,525
    Republic of Ukraine, 144A, 6.875%, 3/04/11 ...........................        Ukraine             550,000             580,333
    Republic of Ukraine, 144A, 7.65%, 6/11/13 ............................        Ukraine             250,000             275,340
    Republic of Ukraine, FRN, 5.361%, 8/05/09 ............................        Ukraine             100,000             108,015
    Republic of Vietnam, 4.00%, 3/12/16 ..................................        Vietnam             270,000             252,450
    Russian Federation, Reg S, 5.00% to 3/31/07,
      7.50% thereafter, 3/31/30 ..........................................        Russia            4,204,000           4,417,563
    Russian Federation, Reg S, 10.00%, 6/26/07 ...........................        Russia               26,000              29,281
    United Mexican States, 8.125%, 12/30/19 ..............................        Mexico              329,000             397,062
    United Mexican States, 9.875%, 2/01/10 ...............................        Mexico              650,000             797,878
                                                                                                                   --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $30,599,013).....                                             35,679,033
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 45

FRANKLIN INVESTORS SECURITIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TOTAL RETURN FUND                                                 COUNTRY          PRINCIPAL AMOUNT(a)    VALUE
    ---------------------------------------------------------------------------------------------------------------------------
    ZERO COUPON/STEP-UP BONDS .1%
    CONSUMER SERVICES .0%(b)
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
      13.75% thereafter, 7/15/11 .........................................        Canada           $     200,000   $      199,000
                                                                                                                   --------------

    PROCESS INDUSTRIES .1%
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 ....     United States             400,000          226,500
                                                                                                                   --------------

    TOTAL ZERO COUPON/STEP-UP BONDS (COST $349,617).......................                                                425,500
                                                                                                                   --------------

    SENIOR FLOATING RATE INTERESTS .9%
    COMMERCIAL SERVICES .1%
    DS Waters Enterprises LP, Term Loan, 6.67 - 7.27%, 11/07/09 ..........     United States             288,000          270,270
                                                                                                                   --------------

    COMMUNICATIONS .1%
    Spectrasite Communications Inc., Term Loan B, 4.03%, 5/30/12 .........     United States             300,000          302,562
                                                                                                                   --------------

    CONSUMER NON-DURABLES .1%
    Michael Foods Inc., Term Loan B, 4.84 - 6.50%, 11/21/10 ..............     United States             275,788          280,614
    Southern Wine & Spirits of America Inc., Term Loan B, 4.81%, 7/02/08 .     United States             296,216          300,728
                                                                                                                   --------------
                                                                                                                          581,342
                                                                                                                   --------------

    CONSUMER SERVICES .1%
    Cinram International, Term Loan D, 5.40%, 9/30/09 ....................        Canada                 278,296          282,906
                                                                                                                   --------------

    HEALTH SERVICES .1%
    DaVita Inc., Term Loan B, 4.17 - 4.78%, 6/30/10 ......................     United States             295,949          297,059
    Quintiles Transnational Corp., Term Loan B, 6.81 - 6.83%, 9/25/09 ....     United States             296,250          301,434
                                                                                                                   --------------
                                                                                                                          598,493
                                                                                                                   --------------

    INDUSTRIAL SERVICES .1%
    Washington Group, Synthetic Term Loan, 2.48%, 10/01/07 ...............     United States             300,000          300,483
                                                                                                                   --------------

    PROCESS INDUSTRIES .1%
    Berry Plastics, Term Loan C, 4.22%, 7/22/10 ..........................     United States             259,575          263,577
    Nalco Co., Term Loan B, 4.52 - 4.92%, 11/04/10 .......................     United States             249,707          253,470
                                                                                                                   --------------
                                                                                                                          517,047
                                                                                                                   --------------

    PRODUCER MANUFACTURING .1%
    Sensus Metering Systems Inc., Term Loan, 4.42 - 5.40%, 12/17/10 ......     United States             245,000          246,582
    Trimas Corp., Term Loan B, 6.19%, 12/06/09 ...........................     United States             296,298          300,511
                                                                                                                   --------------
                                                                                                                          547,093
                                                                                                                   --------------

    REAL ESTATE INVESTMENT TRUSTS .1%
    Newkirk Master LP, Term Loan, 6.97 - 7.08%, 11/24/06 .................     United States             251,726          254,321
                                                                                                                   --------------

    TECHNOLOGY SERVICES .0%(d)
    Worldspan, Term Loan, 6.19% - 8.00%, 6/30/07 .........................     United States             137,971          139,178
                                                                                                                   --------------

    TOTAL SENIOR FLOATING RATE INTERESTS (COST $3,781,877)................                                              3,793,695
                                                                                                                   --------------


46 | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

       ----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TOTAL RETURN FUND                                                   COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
       ----------------------------------------------------------------------------------------------------------------------------
       CREDIT-LINKED STRUCTURED NOTE (COST $7,247,160) 1.7%
       FINANCE CONGLOMERATE
       Credit Suisse First Boston International, 144A, FRN, 4.81%, 3/20/09..     United States   $     7,200,000       $  7,362,000
                                                                                                                       ------------


                                                                                                 -------------------
                                                                                                       SHARES
                                                                                                 -------------------
       PREFERRED STOCKS .1%
       COMMUNICATIONS .0%(d)
       PTV Inc., A, pfd., 10.00% ...........................................     United Kingdom                1                  3
                                                                                                                       ------------
       HEALTH SERVICES .1%
       Fresenius Medical Care Capital Trust II, pfd., 7.875%, 2/01/08 ......        Germany                3,000            323,250
                                                                                                                       ------------
       TOTAL PREFERRED STOCKS (COST $280,895)...............................                                                323,253
                                                                                                                       ------------
       TOTAL LONG TERM INVESTMENTS (COST $399,586,605)......................                                            413,196,948
                                                                                                                       ------------


                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(a)
                                                                                                 -------------------
       SHORT TERM INVESTMENTS 7.4%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $499,293) .1%
(e),(f)U.S. Treasury Bill, 2/24/05                                               United States   $       500,000            499,366
                                                                                                                       ------------
                                                                                                 -------------------
                                                                                                       SHARES
                                                                                                 -------------------
       MONEY FUND (COST $32,484,857) 7.3%
    (g)Franklin Institutional Fiduciary Trust Money Market Portfolio .......     United States        32,484,857         32,484,857
                                                                                                                       ------------

       TOTAL INVESTMENTS (COST $432,570,755) 100.4%.........................                                            446,181,171
       OTHER ASSETS, LESS LIABILITIES (.4)%.................................                                             (1,630,436)
                                                                                                                       ------------
       NET ASSETS 100.0%....................................................                                           $444,550,735
                                                                                                                       ============



CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar
                        | HUF - Hungarian Forint IDR - Indonesian Rupiah | KRW - South Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar | PLN - Polish Zloty
                        | SEK - Swedish Krona | SGD - Singapore Dollar
                        | THB - Thai Baht

See glossary of terms on page 48.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   Rounds to less than .05% of net assets.

(c) Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(d)   Defaulted security.

(e)   Security is traded on a discount basis with zero coupon.

(f)   On deposit with broker for initial margin on futures contracts.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

FRANKLIN INVESTORS SECURITIES TRUST

GLOSSARY OF TERMS

ADR      - AMERICAN DEPOSITORY RECEIPT
DR       - DISCOUNT RATE
FHLB     - FEDERAL HOME LOAN BANK
FHLMC    - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN      - FLOATING RATE NOTE
GNMA     - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
L/C      - LINE OF CREDIT
LLC      - LIMITED LIABILITY CORPORATION
LP       - LIMITED PARTNERSHIP
PC       - PARTICIPATION SALES CERTIFICATES
PLC      - PUBLIC LIMITED CO.
SF       - SINGLE FAMILY
ULC      - UNLIMITED LIABILITY COMPANY


48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Investors Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of eight separate series (the Funds). All funds included in this report are diversified, except the Franklin Floating Rate Daily Access Fund.

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                 --------------------------------------------------
                                                    FRANKLIN
                                                   ADJUSTABLE          FRANKLIN         FRANKLIN
                                                 U.S. GOVERNMENT      CONVERTIBLE        EQUITY
                                                 SECURITIES FUND    SECURITIES FUND    INCOME FUND
                                                 --------------------------------------------------
Cost of investments..........................    $  642,760,820     $  570,804,310    $ 776,361,747
                                                 ==================================================
Unrealized appreciation......................    $           --     $   84,873,565    $ 144,847,806
Unrealized depreciation......................       (38,012,991)       (23,045,418)     (16,596,536)
                                                 --------------------------------------------------
Net unrealized appreciation (depreciation)...    $  (38,012,991)    $   61,828,147    $ 128,251,270
                                                 ==================================================

                                                 --------------------------------------------------
                                                    FRANKLIN           FRANKLIN         FRANKLIN
                                                    FLOATING       LIMITED MATURITY   LOW DURATION
                                                   RATE DAILY      U.S. GOVERNMENT    TOTAL RETURN
                                                   ACCESS FUND     SECURITIES FUND        FUND
                                                 --------------------------------------------------
Cost of investments..........................    $ 1,085,086,782    $  337,270,979    $   6,032,236
                                                 ==================================================
Unrealized appreciation......................    $     7,912,283    $    1,688,842    $       4,561
Unrealized depreciation......................         (1,111,325)       (2,832,281)         (23,354)
                                                 --------------------------------------------------
Net unrealized appreciation (depreciation)...    $     6,800,958    $   (1,143,439)   $     (18,793)
                                                 ==================================================

                                                 ---------------------------------
                                                    FRANKLIN           FRANKLIN
                                                   REAL RETURN       TOTAL RETURN
                                                      FUND               FUND
                                                 ---------------------------------
Cost of investments..........................    $  11,798,129      $  434,284,698
                                                 =================================
Unrealized appreciation......................    $      31,974      $   14,141,728
Unrealized depreciation......................          (80,003)         (2,245,255)
                                                 ---------------------------------
Net unrealized appreciation (depreciation)...    $     (48,029)     $   11,896,473
                                                 =================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 49

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50 | Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES 91.4%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 21.0%
FHLMC, 3.563%, 5/01/20................................................................   $     3,188,791       $  3,277,205
FHLMC, 3.604%, 12/01/19...............................................................         4,180,823          4,286,055
FHLMC, 3.605%, 7/01/18................................................................           327,688            336,207
FHLMC, 3.631%, 6/01/29................................................................         4,925,588          5,050,246
FHLMC, 3.684%, 3/01/19................................................................           155,517            160,380
FHLMC, 3.713%, 4/01/29................................................................         2,800,075          2,871,461
FHLMC, 3.721%, 4/01/19................................................................         1,609,890          1,647,080
FHLMC, 3.728%, 10/01/29...............................................................           329,294            337,007
FHLMC, 3.768%, 1/01/23................................................................         1,003,394          1,021,641
FHLMC, 3.775%, 8/01/27................................................................         2,756,625          2,848,708
FHLMC, 3.802%, 10/01/24...............................................................         2,378,443          2,459,208
FHLMC, 3.817%, 5/01/25................................................................           680,554            703,054
FHLMC, 3.832%, 3/01/18 - 9/01/19......................................................         1,278,189          1,318,460
FHLMC, 3.853%, 11/01/29...............................................................         7,743,606          8,026,270
FHLMC, 3.855%, 2/01/19................................................................           339,990            347,067
FHLMC, 3.873%, 9/01/18................................................................         1,783,788          1,833,434
FHLMC, 3.875%, 11/01/16...............................................................           890,237            910,441
FHLMC, 3.886%, 11/01/25...............................................................         8,544,568          8,624,535
FHLMC, 3.887%, 4/01/30................................................................           436,816            450,545
FHLMC, 3.941%, 9/01/27................................................................           537,224            554,283
FHLMC, 3.956%, 7/01/20................................................................           242,913            251,173
FHLMC, 3.998%, 1/01/23................................................................         8,305,337          8,569,565
FHLMC, 4.013%, 12/01/16...............................................................           550,940            565,697
FHLMC, 4.048%, 11/01/25...............................................................         1,919,172          1,979,708
FHLMC, 4.053%, 4/01/18................................................................         1,442,760          1,480,631
FHLMC, 4.068%, 2/01/33................................................................         3,026,015          3,117,145
FHLMC, 4.078%, 10/01/25...............................................................         1,237,503          1,264,668
FHLMC, 4.081%, 8/01/30................................................................         6,533,667          6,743,247
FHLMC, 4.161%, 12/01/30...............................................................         3,261,844          3,365,317
FHLMC, 4.175%, 11/01/19...............................................................           123,594            126,800
FHLMC, 4.175%, 6/01/26................................................................         7,056,771          7,248,034
FHLMC, 4.243%, 10/01/18...............................................................           273,467            282,035
FHLMC, 4.313%, 3/01/32................................................................           968,164            981,570
FHLMC, 4.358%, 11/01/29...............................................................         2,204,356          2,276,855
FHLMC, 4.428%, 4/01/25................................................................         2,615,955          2,691,816
FHLMC, 4.679%, 4/01/25................................................................         3,057,205          3,094,274
FHLMC, 4.702%, 12/01/28...............................................................         1,032,899          1,071,389
FHLMC, 4.755%, 6/01/26................................................................           609,578            628,887
FHLMC, 5.316%, 8/01/32................................................................         6,913,005          7,058,499
FHLMC, 5.464%, 8/01/32................................................................         2,761,529          2,807,507
FHLMC, 5.508%, 5/01/32................................................................         1,167,005          1,202,188
FHLMC, 5.522%, 7/01/27................................................................           724,992            741,508
FHLMC, 5.539%, 5/01/32................................................................         5,146,596          5,291,162
FHLMC, 5.647%, 11/01/35...............................................................         1,029,833          1,061,610
FHLMC, 5.661%, 9/01/32................................................................         2,788,580          2,856,980


                                         Quarterly Statement of Investments | 51

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
FHLMC, 5.967%, 9/01/31................................................................   $     1,707,630       $  1,748,908
FHLMC, 6.03%, 7/01/29.................................................................           839,023            882,350
FHLMC, 6.06%, 8/01/29.................................................................         5,846,771          5,999,025
FHLMC, 6.077%, 8/01/31................................................................           684,771            702,194
FHLMC, 6.153%, 9/01/31................................................................         1,441,214          1,494,482
FHLMC, 6.231%, 8/01/31................................................................           507,898            520,473
FHLMC, 6.673%, 5/01/26................................................................           531,742            543,973
FHLMC, 6.932%, 12/01/21...............................................................           107,162            106,291
FHLMC, 7.594%, 8/01/30................................................................           592,612            599,472
FHLMC, 7.744%, 12/01/27...............................................................           133,029            137,023
                                                                                                               ------------
                                                                                                                126,555,743
                                                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.0%
FNMA, 3.05%, 4/01/22..................................................................         1,693,980          1,726,752
FNMA, 3.091%, 5/01/19.................................................................         1,422,175          1,437,855
FNMA, 3.181%, 6/01/32.................................................................         7,227,169          7,301,951
FNMA, 3.181%, 3/01/33.................................................................         4,621,943          4,667,650
FNMA, 3.21%, 5/01/18..................................................................         7,084,565          7,202,765
FNMA, 3.21%, 9/01/18 - 2/01/19........................................................         2,669,874          2,707,297
FNMA, 3.21%, 8/01/33..................................................................        13,438,496         13,572,062
FNMA, 3.21%, 3/01/35..................................................................         8,318,894          8,402,645
FNMA, 3.223%, 3/01/22.................................................................            53,189             54,745
FNMA, 3.225%, 3/01/18.................................................................           446,320            458,789
FNMA, 3.234%, 1/01/16.................................................................         1,578,478          1,607,024
FNMA, 3.25%, 6/01/20..................................................................         2,232,488          2,272,096
FNMA, 3.267%, 1/01/29.................................................................         6,433,413          6,509,512
FNMA, 3.278%, 1/01/18.................................................................        11,910,546         12,085,179
FNMA, 3.405%, 4/01/19.................................................................         1,557,528          1,575,107
FNMA, 3.454%, 3/01/20.................................................................         4,976,165          5,100,355
FNMA, 3.458%, 6/01/19.................................................................           623,626            638,868
FNMA, 3.466%, 7/01/24.................................................................         1,878,438          1,900,722
FNMA, 3.541%, 8/01/26.................................................................           244,365            247,046
FNMA, 3.579%, 3/01/19.................................................................           275,611            283,101
FNMA, 3.629%, 1/01/19 - 5/01/19.......................................................         1,917,130          1,955,818
FNMA, 3.705%, 10/01/14................................................................           196,423            198,784
FNMA, 3.708%, 12/01/20................................................................           870,954            893,429
FNMA, 3.711%, 1/01/19.................................................................         2,729,230          2,756,061
FNMA, 3.715%, 6/01/27.................................................................         1,679,737          1,746,886
FNMA, 3.719%, 12/01/19................................................................           459,027            473,354
FNMA, 3.724%, 5/01/29.................................................................         1,129,245          1,171,650
FNMA, 3.728%, 6/01/19.................................................................           694,678            701,536
FNMA, 3.733%, 10/01/22................................................................         1,437,658          1,473,738
FNMA, 3.736%, 12/01/20................................................................           389,661            393,551
FNMA, 3.739%, 5/01/36.................................................................         3,518,107          3,571,456


52 | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 3.746%, 6/01/19.................................................................   $       723,447       $    742,040
FNMA, 3.775%, 8/01/16.................................................................            46,782             47,555
FNMA, 3.777%, 4/01/34.................................................................        10,635,563         10,795,254
FNMA, 3.797%, 1/01/19.................................................................           953,608            977,899
FNMA, 3.806%, 4/01/27.................................................................         6,221,300          6,366,110
FNMA, 3.826%, 3/01/20 - 11/01/36......................................................         2,590,915          2,660,694
FNMA, 3.841%, 11/01/20................................................................           423,318            435,994
FNMA, 3.848%, 9/01/22.................................................................         1,981,369          2,037,558
FNMA, 3.864%, 3/01/19.................................................................           676,137            694,043
FNMA, 3.875%, 10/01/28................................................................           139,836            141,281
FNMA, 3.879%, 5/01/25.................................................................         1,693,068          1,748,380
FNMA, 3.907%, 10/01/24................................................................        13,900,948         14,409,167
FNMA, 3.927%, 5/01/36.................................................................         5,600,146          5,685,955
FNMA, 3.946%, 10/01/19................................................................           925,647            958,866
FNMA, 3.958%, 11/01/30................................................................         9,708,749         10,072,977
FNMA, 3.964%, 5/01/19.................................................................           603,747            626,470
FNMA, 3.965%, 3/01/21.................................................................           324,727            334,486
FNMA, 3.987%, 1/01/29.................................................................         1,373,317          1,404,437
FNMA, 4.001%, 4/01/19.................................................................         1,292,549          1,335,125
FNMA, 4.003%, 9/01/39.................................................................         2,110,093          2,191,962
FNMA, 4.035%, 4/01/18.................................................................           362,280            375,747
FNMA, 4.041%, 12/01/17................................................................           218,546            222,962
FNMA, 4.042%, 6/01/19.................................................................           955,434            983,632
FNMA, 4.069%, 10/01/32................................................................           539,880            553,604
FNMA, 4.073%, 12/01/32................................................................         2,712,933          2,807,083
FNMA, 4.09%, 8/01/31..................................................................         2,023,114          2,061,529
FNMA, 4.105%, 12/01/27................................................................         2,085,505          2,161,120
FNMA, 4.125%, 1/01/17.................................................................         1,127,497          1,146,247
FNMA, 4.127%, 2/01/25.................................................................           147,564            151,862
FNMA, 4.131%, 11/01/17................................................................         3,667,512          3,737,791
FNMA, 4.173%, 6/01/19.................................................................           559,868            578,554
FNMA, 4.235%, 11/01/27................................................................           737,448            756,202
FNMA, 4.245%, 2/01/30.................................................................           637,908            651,767
FNMA, 4.279%, 8/01/28.................................................................         5,039,790          5,213,867
FNMA, 4.308%, 3/01/30.................................................................           510,912            525,616
FNMA, 4.319%, 1/01/25.................................................................         5,627,064          5,692,414
FNMA, 4.329%, 1/01/29.................................................................         1,828,877          1,892,727
FNMA, 4.354%, 12/01/18................................................................           447,453            459,992
FNMA, 4.466%, 8/01/21.................................................................         3,599,510          3,670,493
FNMA, 4.547%, 2/01/29.................................................................           407,737            418,241
FNMA, 4.551%, 6/01/28.................................................................         4,580,292          4,745,951
FNMA, 4.64%, 9/01/30..................................................................           579,147            592,795
FNMA, 4.658%, 7/01/17 - 3/01/22.......................................................         1,430,481          1,455,600


                                         Quarterly Statement of Investments | 53

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 4.681%, 9/01/25................................................................    $     1,475,108       $  1,509,747
FNMA, 4.714%, 2/01/19................................................................   .        366,308            376,913
FNMA, 4.715%, 8/01/29................................................................            263,699            267,745
FNMA, 4.716%, 11/01/17...............................................................          3,339,606          3,405,296
FNMA, 4.767%, 9/01/32................................................................          9,661,601          9,868,727
FNMA, 4.77%, 9/01/30.................................................................            272,534            280,664
FNMA, 4.943%, 11/01/18...............................................................            254,851            257,947
FNMA, 4.97%, 6/01/17.................................................................            178,694            181,565
FNMA, 4.998%, 12/01/17...............................................................   .        285,299            290,521
FNMA, 5.039%, 9/01/32................................................................          4,163,158          4,272,470
FNMA, 5.051%, 8/01/29................................................................            449,026            462,095
FNMA, 5.066%, 9/01/29................................................................            319,671            328,398
FNMA, 5.096%, 1/01/31................................................................          1,363,796          1,419,002
FNMA, 5.163%, 2/01/32................................................................          1,473,996          1,508,207
FNMA, 5.246%, 6/01/32................................................................            900,579            910,488
FNMA, 5.254%, 6/01/29................................................................          2,221,792          2,269,362
FNMA, 5.292%, 3/01/32................................................................          1,758,836          1,802,678
FNMA, 5.317%, 5/01/32................................................................          4,164,825          4,264,674
FNMA, 5.321%, 6/01/32................................................................          4,883,220          5,002,876
FNMA, 5.324%, 1/01/19................................................................          1,328,454          1,316,020
FNMA, 5.335%, 10/01/31...............................................................          1,872,114          1,916,711
FNMA, 5.343%, 5/01/32................................................................          1,821,035          1,864,309
FNMA, 5.351%, 8/01/22................................................................            252,123            259,492
FNMA, 5.352%, 8/01/30................................................................            875,290            897,103
FNMA, 5.371%, 1/01/26................................................................          1,032,461          1,063,844
FNMA, 5.375%, 11/01/31...............................................................            731,937            762,542
FNMA, 5.439%, 9/01/32................................................................          1,663,374          1,677,733
FNMA, 5.474%, 4/01/31................................................................          4,960,407          5,079,275
FNMA, 5.479%, 5/01/32................................................................          2,041,596          2,085,022
FNMA, 5.487%, 5/01/21................................................................          1,314,650          1,352,070
FNMA, 5.501%, 6/01/32................................................................          1,898,107          1,971,313
FNMA, 5.503%, 4/01/32................................................................          3,370,561          3,454,481
FNMA, 5.504%, 8/01/32................................................................   .      1,292,933          1,311,633
FNMA, 5.625%, 2/01/32................................................................          1,120,164          1,152,847
FNMA, 5.645%, 11/01/26...............................................................            261,403            261,439
FNMA, 5.664%, 6/01/31................................................................          1,346,980          1,387,214
FNMA, 5.692%, 8/01/29................................................................            999,864          1,031,864
FNMA, 5.719%, 6/01/32................................................................          1,640,075          1,673,217
FNMA, 5.75%, 3/01/26.................................................................          1,445,742          1,504,722
FNMA, 5.755%, 7/01/31................................................................            165,154            169,261
FNMA, 5.773%, 12/01/24...............................................................          1,004,922          1,034,506
FNMA, 5.79%, 2/01/32.................................................................          2,035,086          2,104,062


54 | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 5.801%, 7/01/32.................................................................   $     1,435,843       $  1,463,341
FNMA, 5.814%, 11/01/31................................................................           925,756            954,286
FNMA, 5.819%, 5/01/21.................................................................           693,145            714,553
FNMA, 5.823%, 2/01/31.................................................................           662,714            680,384
FNMA, 5.854%, 3/01/32.................................................................         1,671,007          1,711,025
FNMA, 5.941%, 3/01/32.................................................................         9,235,448          9,438,016
FNMA, 5.952%, 6/01/31.................................................................         1,614,618          1,661,501
FNMA, 5.962%, 3/01/20.................................................................           312,794            325,635
FNMA, 5.971%, 9/01/31.................................................................         1,450,734          1,493,576
FNMA, 5.994%, 7/01/31.................................................................           995,824          1,024,859
FNMA, 6.033%, 5/01/31.................................................................           352,827            362,489
FNMA, 6.088%, 10/01/17................................................................           439,986            446,329
FNMA, 6.212%, 7/01/31.................................................................           264,559            271,257
FNMA, 6.326%, 11/01/31................................................................         2,192,035          2,216,021
FNMA, 6.361%, 4/01/30.................................................................         1,456,396          1,507,118
FNMA, 6.521%, 7/01/24.................................................................           765,210            749,295
FNMA, 6.852%, 2/01/20.................................................................         1,782,699          1,819,051
FNMA, 7.00%, 1/01/19..................................................................            62,257             63,629
FNMA, 7.235%, 1/01/31.................................................................            24,537             25,401
FNMA, 7.495%, 10/01/30................................................................         1,079,865          1,114,043
FNMA, 7.496%, 3/01/25.................................................................           318,051            318,535
                                                                                                               ------------
                                                                                                                301,980,232
                                                                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 20.4%
GNMA, 3.375%, 4/20/22 - 6/20/31.......................................................        28,658,109         28,969,693
GNMA, 3.375%, 4/20/32.................................................................        10,946,327         11,037,125
GNMA, 3.375%, 6/20/32.................................................................        13,038,521         13,148,405
GNMA, 3.50%, 7/20/29..................................................................         6,001,643          6,073,744
GNMA, 3.50%, 7/20/30 - 8/20/30........................................................         6,873,291          6,961,296
GNMA, 3.50%, 7/20/32..................................................................        10,382,683         10,555,498
GNMA, 3.75%, 7/20/21 - 9/20/27........................................................         6,919,848          7,013,955
GNMA, 3.75%, 7/20/24..................................................................        13,435,362         13,635,290
GNMA, 4.125%, 10/20/23................................................................         8,834,676          9,003,787
GNMA, 4.125%, 11/20/23 - 10/20/26.....................................................         6,019,082          6,132,269
GNMA, 4.125%, 10/20/27................................................................        10,620,776         10,832,232
GNMA, 4.75%, 7/20/25..................................................................            89,233             90,607
                                                                                                               ------------
                                                                                                                123,453,901
                                                                                                               ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $555,134,115).......................                          551,989,876
                                                                                                               ------------

HOME EQUITY ASSET-BACKED SECURITIES (COST $125,238) .0%(a)
Travelers Mortgage Services Inc., 4.108%, 12/25/18....................................           123,122            124,462
                                                                                                               ------------
TOTAL LONG TERM INVESTMENTS (COST $555,259,353).......................................                          552,114,338
                                                                                                               ------------


                                         Quarterly Statement of Investments | 55

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                   PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------

    SHORT TERM INVESTMENTS (COST $48,045,888) 8.0%

    REPURCHASE AGREEMENT
 (b)Joint Repurchase Agreement, 2.453%, 2/01/05 (Maturity Value $48,049,162)..........   $    48,045,888       $ 48,045,888
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $4,381,603)
      Banc of America Securities LLC (Maturity Value $4,381,603)
      Barclays Capital Inc.  (Maturity Value $4,381,603)
      BNP Paribas Securities Corp.  (Maturity Value $4,381,603)
      Credit Suisse First Boston LLC (Maturity Value $4,381,603)
      Deutsche Bank Securities Inc. (Maturity Value $4,381,603)
      Greenwich Capital Markets Inc. (Maturity Value $4,381,603)
      Lehman Brothers Inc. (Maturity Value $4,233,132)
      Merrill Lynch Government Securities Inc. (Maturity Value $4,381,603)
      Morgan Stanley & Co. Inc. (Maturity Value $4,381,603)
      UBS Securities LLC (Maturity Value $4,381,603)
        Collateralized by U.S. Government Agency Securities, 0.00 - 7.25%,
        2/01/05 - 1/15/10;
         (c)U.S. Treasury Bills, 6/23/05 - 7/21/05; and U.S. Treasury Notes,5.75 -6.75%,
            5/15/05 - 11/15/05
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $603,305,241) 99.4%.......................................                          600,160,226

    OTHER ASSETS, LESS LIABILITIES .6%................................................                            3,406,865
                                                                                                               ------------
    NET ASSETS 100.0%.................................................................                         $603,567,091
                                                                                                               ============


(a)   Rounds to less than .05% of net assets.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2005, all repurchase agreements had been entered into on that date.

(c)   Security is traded on a discount basis with no stated coupon rate.


56 | See Notes to Statement of Investments.
   | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio).

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ...............................      $ 603,305,241
                                                         =============
Unrealized appreciation ...........................      $     766,339
Unrealized depreciation............................         (3,911,354)
                                                         -------------
Net unrealized appreciation (depreciation) ........      $  (3,145,015)
                                                         =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 57

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN INVESTORS SECURITIES TRUST

By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date:   March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date:   March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:   March 22, 2005











                                                           Exhibit A

                                CERTIFICATIONS

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Investors Securities Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Investors Securities Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/GALEN G. VETTER
Chief Financial Officer